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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08553

     Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund & Evergreen Precious Metals Fund, for the six months ended April 30, 2007. These five series have an October 31 fiscal year end.

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Semiannual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Emerging Markets Growth Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging markets continued their vigorous expansions, led by the rapidly increasing economies in China and

1

LETTER TO SHAREHOLDERS continued

India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Jerry Zhang, PhD, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

6-month return with sales charge	14.59%	16.14%	20.11%	N/A

6-month return w/o sales charge	21.58%	21.14%	21.11%	21.70%

Average annual return*

1-year with sales charge	14.89%	16.02%	19.99%	N/A

1-year w/o sales charge	21.91%	21.02%	20.99%	22.24%

5-year	24.83%	25.28%	25.40%	26.69%

10-year	11.64%	11.47%	11.48%	12.66%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Emerging Markets Index (MSCI EM) and the Consumer Price Index (CPI).

The MSCI EM is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,215.81	$ 10.99
Class B	$ 1,000.00	$ 1,211.44	$ 14.86
Class C	$ 1,000.00	$ 1,211.12	$ 14.86
Class I	$ 1,000.00	$ 1,217.02	$9.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,014.88	$9.99
Class B	$ 1,000.00	$ 1,011.36	$ 13.51
Class C	$ 1,000.00	$ 1,011.36	$ 13.51
Class I	$ 1,000.00	$ 1,016.36	$8.50

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (2.00% for Class A, 2.71% for Class B, 2.71% for Class C and 1.70% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.97	$ 16.48	$ 12.60	$11.14	$ 7.51	$ 6.72

Income from investment operations
Net investment income (loss)	(0.01)[1]	0.14[1]	0.11[1]	0.01[1]	0.05[1]	0.01[1]
Net realized and unrealized gains or losses on investments	4.36	7.01	3.77	1.58	3.58	0.78[2]

Total from investment operations	4.35	7.15	3.88	1.59	3.63	0.79

Distributions to shareholders from
Net investment income	(0.17)	(0.13)	0	(0.13)	0	0
Net realized gains	(3.50)	(1.53)	0	0	0	0

Total distributions to shareholders	(3.67)	(1.66)	0	(0.13)	0	0

Net asset value, end of period	$22.65	$ 21.97	$ 16.48	$12.60	$ 11.14	$ 7.51

Total return[3]	21.58%	47.34%	30.79%	14.39%	48.34%	11.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$191,196	$102,687	$37,108	$29,040	$28,708	$19,302
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.00%[4]	2.02%	1.96%	2.07%	1.83%	1.79%
Expenses excluding waivers/
reimbursements and expense reductions	2.03%[4]	2.06%	2.05%	2.12%	2.23%	2.28%
Net investment income (loss)	(0.11%)[4]	0.72%	0.73%	0.07%	0.55%	0.14%
Portfolio turnover rate	36%	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$20.34	$ 15.38	$11.84	$10.48	$ 7.11	$ 6.41

Income from investment operations
Net investment income (loss)	(0.08)[1]	0.01[1]	0.01[1]	(0.07)[1]	(0.02)[1]	(0.05)[1]
Net realized and unrealized gains or losses on investments	4.00	6.51	3.53	1.50	3.39	0.75[2]

Total from investment operations	3.92	6.52	3.54	1.43	3.37	0.70

Distributions to shareholders from
Net investment income	(0.14)	(0.03)	0	(0.07)	0	0
Net realized gains	(3.50)	(1.53)	0	0	0	0

Total distributions to shareholders	(3.64)	(1.56)	0	(0.07)	0	0

Net asset value, end of period	$20.62	$ 20.34	$15.38	$11.84	$10.48	$ 7.11

Total return[3]	21.14%	46.29%	29.90%	13.66%	47.40%	10.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$27,861	$18,243	$6,810	$5,071	$4,889	$3,616
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.71%[4]	2.72%	2.66%	2.77%	2.55%	2.63%
Expenses excluding waivers/reimbursements
and expense reductions	2.73%[4]	2.76%	2.75%	2.82%	2.95%	3.12%
Net investment income (loss)	(0.84%)[4]	0.06%	0.08%	(0.62%)	(0.19%)	(0.64%)
Portfolio turnover rate	36%	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$20.27	$ 15.35	$ 11.82	$10.48	$ 7.11	$ 6.42

Income from investment operations
Net investment income (loss)	(0.08)[1]	0.01[1]	0[1]	(0.07)[1]	(0.03)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	3.98	6.49	3.53	1.49	3.40	0.73[2]

Total from investment operations	3.90	6.50	3.53	1.42	3.37	0.69

Distributions to shareholders from
Net investment income	(0.14)	(0.05)	0	(0.08)	0	0
Net realized gains	(3.50)	(1.53)	0	0	0	0

Total distributions to shareholders	(3.64)	(1.58)	0	(0.08)	0	0

Net asset value, end of period	$20.53	$ 20.27	$ 15.35	$11.82	$10.48	$ 7.11

Total return[3]	21.11%	46.29%	29.86%	13.66%	47.40%	10.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,187	$44,439	$10,283	$7,860	$5,849	$2,950
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.71%[4]	2.72%	2.66%	2.77%	2.58%	2.57%
Expenses excluding waivers/reimbursements
and expense reductions	2.73%[4]	2.76%	2.75%	2.82%	2.98%	3.06%
Net investment income (loss)	(0.81%)[4]	0.04%	0.03%	(0.61%)	(0.32%)	(0.54%)
Portfolio turnover rate	36%	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$22.59	$ 16.90	$ 12.90	$11.39	$ 7.66	$ 6.83

Income from investment operations
Net investment income (loss)	0.01[1]	0.19	0.17[1]	0.05[1]	0.08[1]	0.03[1]
Net realized and unrealized gains or losses on investments	4.49	7.22	3.84	1.62	3.65	0.80[2]

Total from investment operations	4.50	7.41	4.01	1.67	3.73	0.83

Distributions to shareholders from
Net investment income	(0.18)	(0.19)	(0.01)	(0.16)	0	0
Net realized gains	(3.50)	(1.53)	0	0	0	0

Total distributions to shareholders	(3.68)	(1.72)	(0.01)	(0.16)	0	0

Net asset value, end of period	$23.41	$ 22.59	$ 16.90	$12.90	$ 11.39	$ 7.66

Total return	21.70%	47.81%	31.12%	14.80%	48.69%	12.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$287,818	$313,391	$324,654	$219,548	$170,243	$136,714
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.70%[3]	1.71%	1.66%	1.76%	1.54%	1.55%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[3]	1.75%	1.75%	1.81%	1.94%	2.04%
Net investment income (loss)	0.11%[3]	0.95%	1.08%	0.37%	0.88%	0.34%
Portfolio turnover rate	36%	96%	86%	61%	87%	89%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 91.9%
CONSUMER DISCRETIONARY 8.5%
Automobiles 1.5%
Astra International	Indonesia	3,100,000	$4,865,377
Hero Honda Motors, Ltd.	India	75,000	1,251,130
Hyundai Motor Co., Ltd.	South Korea	30,000	1,900,478
Proton Holdings Bhd	Malaysia	523,500	968,825

			8,985,810

Hotels, Restaurants & Leisure 1.3%
Alsea SA de CV	Mexico	1,177,600	2,024,657
Genting Bhd	Malaysia	1,108,500	2,734,895
Resorts World Bhd	Malaysia	2,650,000	2,510,879

			7,270,431

Household Durables 2.2%
Consorcio ARA SA de CV	Mexico	1,200,000	1,966,493
Gafisa SA	Brazil	75,000	1,056,557
Gafisa SA, ADR	Brazil	115,000	3,220,000
Klabin Segall SA	Brazil	270,000	2,289,870
LG Electronics, Inc.	South Korea	35,000	2,337,836
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	567,000	2,150,145

			13,020,901

Media 1.2%
Astro All Asia Networks plc	United Kingdom	1,000,000	1,469,451
Gemstar-TV Guide International, Inc.	Cayman Islands	1,000,000	926,381
Grupo Televisa SA de CV, ADR	Mexico	160,600	4,504,830

			6,900,662

Multi-line Retail 1.0%
Lojas Renner SA	Brazil	135,000	1,910,440
Lotte Shopping Co.	South Korea	11,000	4,123,115

			6,033,555

Specialty Retail 0.6%
Edaran Otomobil Nasional Bhd +	Malaysia	700,000	590,941
JD Group, Ltd.	South Africa	230,000	3,047,685

			3,638,626

Textiles, Apparel & Luxury Goods 0.7%
Guararapes Confeccoes SA	Brazil	37,000	1,779,336
Texwinca Holdings, Inc.	Bermuda	3,000,000	2,130,110

			3,909,446

CONSUMER STAPLES 8.7%
Beverages 1.0%
Anadolu Efes Biracilik ve Malt Sanayii AS	Turkey	20,000	680,214
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	24,000	2,584,560

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Beverages continued
Grupo Modelo SA de CV, Ser. C	Mexico	100,000	$516,800
Tsingtao Brewery Co., Ltd.	China	1,134,000	1,983,356

			5,764,930

Food & Staples Retailing 1.2%
C.P. 7- Eleven Public Co., Ltd.	Thailand	15,000,000	3,191,948
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	Brazil	100,000	3,186,000
Controladora Comercial Mexicana SA de CV	Mexico	400,000	1,034,514

			7,412,462

Food Products 4.0%
Astra Argo Lestari	Indonesia	1,418,500	2,436,486
CJ Corp.	South Korea	40,000	4,474,549
Cresud S.A.C.I.F., ADR	Argentina	130,000	3,153,800
Golden Hope Plantations Bhd	Malaysia	730,000	1,687,480
Highlands & Lowlands Bhd	Malaysia	405,000	908,668
Lotte Confectionery Co., Ltd.	South Korea	3,200	3,994,937
PPB Group Bhd	Malaysia	700,100	1,537,216
Tiger Brands, Ltd.	South Africa	120,000	3,364,685
Universal Robina	Philippines	6,000,000	2,004,116

			23,561,937

Household Products 1.2%
Hindustan Lever, Ltd.	India	1,500,000	7,258,822

Personal Products 1.0%
Amorepacific Corp. *	South Korea	4,321	2,786,704
Natura Cosmeticos SA	Brazil	250,000	2,941,032

			5,727,736

Tobacco 0.3%
Gudang Garam	Indonesia	1,400,000	1,657,696

ENERGY 12.7%
Oil, Gas & Consumable Fuels 12.7%
Cairn Energy plc	India	900,110	2,927,458
CNOOC, Ltd., ADR	Hong Kong	46,000	3,936,220
Kazmunaigas Exploration and Production, GDR * 144A	Kazakhstan	70,000	1,427,545
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	20,000	407,870
Kazmunaigas Exploration and Production, GDR - London
Exchange *	Kazakhstan	40,000	815,740
Mol Magyar Olaj-es Gazipari, GDR	Hungary	20,000	2,433,617
Novatek OAO, GDR	Russia	30,000	1,539,213
OAO Gazprom, ADR	Russia	290,000	11,370,452
OAO LUKOIL, ADR	Russia	96,000	7,401,018
Oil & Natural Gas Corp., Ltd.	India	150,000	3,313,681
Petrobras Energia Participaciones SA	Argentina	900,000	938,244
PetroChina Co., Ltd., ADR	China	30,500	3,420,270

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Petroleo Brasileiro SA, ADR	Brazil	55,000	$4,907,100
Petroleo Brasileiro SA, ADR - Frankfurt Exchange	Brazil	89,500	9,060,085
PT Medco Energi International Terbuka	Indonesia	8,000,000	3,067,569
PTT Exploration & Production plc	Thailand	950,000	2,567,937
PTT Public Co.	Thailand	200,000	1,260,316
Reliance Industries, Ltd., GDR 144A	India	8,000	602,912
Reliance Industries, Ltd., GDR	India	92,000	6,933,483
Reliance Natural Resources, Ltd.	India	540,000	336,277
Sasol, Ltd., ADR	South Africa	170,000	5,808,900

			74,475,907

FINANCIALS 18.0%
Commercial Banks 12.8%
Banco Bradesco SA, ADR	Brazil	200,000	4,244,000
Banco Macro Bansud SA, ADR	Argentina	48,493	1,755,447
Bangkok Bank	Thailand	300,000	968,210
Bank Hapoalim, Ltd.	Israel	900,000	4,700,775
China Citic Bank	China	4,000,000	3,359,690
Credicorp, Ltd.	Bermuda	70,000	3,652,600
First Financial Holding Co., Ltd.	Taiwan	2,568,225	1,766,311
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	684,236	2,982,374
Grupo Financiero Galicia SA, ADR *	Argentina	120,000	1,250,400
ICICI Bank, Ltd., ADR	India	82,500	3,375,900
Industrial & Commercial Bank of China, Ltd.	China	4,307,000	2,354,572
Komercni Banka AS	Czech Republic	16,000	3,004,818
Kookmin Bank	South Korea	52,687	4,726,966
Kookmin Bank, ADR	South Korea	40,000	3,592,800
Malayan Banking Berhad	Malaysia	523,500	1,819,867
Metropolitan Bank & Trust Co.	Philippines	1,700,000	2,219,572
Nedcor, Ltd.	South Africa	190,000	4,073,066
PT Bank Central Asia Terbuka	Indonesia	4,000,000	2,313,532
PT Bank Mandiri (Persero)	Indonesia	6,000,000	2,001,068
Sberbank RF	Russia	1,953	7,597,170
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,455,075
Standard Bank Group, Ltd.	South Africa	300,000	4,708,874
Turkiye Is Bankasi AS	Turkey	526,999	2,490,728
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	37,000	3,591,220

			75,005,035

Consumer Finance 0.1%
Power Finance Corp., Ltd.	India	208,051	623,135

Diversified Financial Services 1.3%
Ayala Corp.	Philippines	280,030	3,520,289
Fuhwa Financial Holding Co., Ltd.	Taiwan	9,090,500	3,914,656
Reliance Capital, Ltd.	India	27,000	469,395

			7,904,340

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.9%
Cathay Financial Holding Co., Ltd.	Taiwan	4,000,327	$8,098,077
Sanlam, Ltd.	South Africa	900,000	3,041,012

			11,139,089

Real Estate Management & Development 1.9%
Brascan Residential *	Brazil	430,000	3,267,966
IRSA Inversiones y Representaciones SA, GDR *	Argentina	150,000	3,138,000
KLCC Property Holdings	Malaysia	2,587,900	2,879,530
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	238,900	1,893,232

			11,178,728

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Ranbaxy Laboratories, Ltd., GDR	India	150,000	1,341,214
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	3,831,000

			5,172,214

INDUSTRIALS 8.3%
Airlines 0.8%
EVA Airways Corp.	Taiwan	4,000,000	1,572,864
TAM S/A ADS	Brazil	115,000	2,958,950

			4,531,814

Commercial Services & Supplies 0.4%
51job, Inc., ADR *	Cayman Islands	150,000	2,415,000

Construction & Engineering 0.4%
Taeyoung Corp. (h)	South Korea	25,000	2,212,530

Industrial Conglomerates 2.3%
Barloworld, Ltd.	South Africa	83,000	2,315,462
Dogan Sirketler Grubu Holding AS	Turkey	1,411,704	2,651,748
Far Eastern Textile, Ltd.	Taiwan	2,620,000	2,379,060
KOC Holding AS	Turkey	470,000	2,296,683
Sime Darby Berhad	Malaysia	800,000	2,138,375
SM Investments Corp.	Philippines	209,280	1,558,819

			13,340,147

Machinery 1.3%
Guangzhou Shipyard International Co., Ltd. *	China	600,000	2,045,880
Hyundai Heavy Industries Co., Ltd.	South Korea	14,000	3,549,617
Samsung Heavy Industries Co., Ltd.	South Korea	70,000	2,291,613

			7,887,110

Trading Companies & Distributors 1.1%
Samsung Corp.	South Korea	150,000	6,312,795

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 2.0%
China Merchants Holdings International Co.	China	4,000,000	$9,774,993
Sichuan Expressway Co., Ltd.	Hong Kong	9,500,000	2,200,930

			11,975,923

INFORMATION TECHNOLOGY 10.8%
Computers & Peripherals 0.8%
ASUSTeK Computer, Inc.	Taiwan	2,000,500	4,562,304

Electronic Equipment & Instruments 1.4%
Avermedia Technologies, Inc.	Taiwan	1,250,000	1,704,990
Hon Hai Precision Industry Co., Ltd.	Taiwan	324,844	2,140,539
Johnson Electrical Holdings, Inc.	Bermuda	3,000,000	1,816,953
Samsung SDI Co., Ltd.	South Korea	45,000	2,633,796

			8,296,278

Internet Software & Services 1.1%
KTHitel Co., Ltd.	South Korea	250,000	1,552,685
SINA Corp.	Cayman Islands	120,000	4,137,600
Webzen, Inc., ADR	South Korea	160,000	670,400

			6,360,685

IT Services 0.4%
Satyam Computer Services, ADR	India	100,000	2,488,000

Semiconductors & Semiconductor Equipment 7.0%
ASE Test, Ltd. *	Singapore	253,500	3,252,405
Realtek Semiconductor Corp.	Taiwan	2,310,000	4,647,600
Samsung Electronics Co., Ltd.	South Korea	22,500	13,777,776
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,605,139	3,276,595
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	350,075	3,689,790
United Microelectronics Corp.	Taiwan	21,535,697	12,396,242

			41,040,408

Software 0.1%
NCsoft Corp.	South Korea	10,000	750,483

MATERIALS 9.6%
Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	140,000	4,550,000
Ultratech Cement, Ltd.	India	129,923	2,525,175

			7,075,175

Metals & Mining 8.4%
Anglo Platinum, Ltd.	South Africa	30,405	4,912,888
AngloGold Ashanti, Ltd., ADR	South Africa	45,000	2,005,650
Antofagasta Holdings	United Kingdom	200,000	2,125,905
Companhia Vale do Rio Doce, ADR	Brazil	120,000	4,873,200
Companhia Vale do Rio Doce, ADR - Frankfurt Exchange	Brazil	155,000	5,299,450

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Gold Fields, Ltd.	South Africa	48,915	$885,322
Gold Fields, Ltd., ADR	South Africa	325,000	5,840,250
Grupo Mexico SA de CV	Mexico	1,000,000	5,401,447
Harmony Gold Mining Co., Ltd., ADR *	South Africa	130,000	2,064,400
Hindalco Industries, Ltd. - Indian Exchange	India	150,000	339,353
Impala Platinum Holdings, Ltd.	South Africa	179,904	5,810,281
Jiangxi Copper Co., Ltd.	China	1,745,000	2,467,921
JSC MMC Norilsk Nickel Group, ADR	Russia	18,000	3,458,600
POSCO	South Korea	10,000	4,199,705

			49,684,372

TELECOMMUNICATION SERVICES 12.3%
Diversified Telecommunication Services 5.4%
Brasil Telecom Participacoes SA	Brazil	30,000	1,590,900
China Netcom Group Corp., Ltd.	Hong Kong	850,000	2,095,617
Chunghwa Telecom Co., Ltd., ADR	Taiwan	210,800	4,194,920
KT Corp. *	South Korea	175,000	7,856,455
KT Corp., ADR *	South Korea	171,500	3,886,190
Tele Norte Leste Participacoes SA, ADR	Brazil	220,000	3,601,400
Telecom Argentina SA	Argentina	60,000	1,353,600
Telefonica Data Argentina SA * - +	Argentina	2,800	0
Telefonica de Argentina SA, ADR	Argentina	46,400	912,688
Telekom Malaysia Berhad	Malaysia	1,000,000	3,137,861
Telkom SA, Ltd.	South Africa	133,500	3,271,592

			31,901,223

Wireless Telecommunication Services 6.9%
America Movil SA de CV, Ser. L, ADR	Mexico	140,000	7,354,200
China Mobile, Ltd.	Hong Kong	420,000	3,785,818
China Unicom, Ltd., ADR	Hong Kong	675,000	9,780,750
MTN Group, Ltd.	South Africa	459,932	6,742,165
Reliance Communication Ventures, Ltd. *	India	450,000	5,194,284
Sistema JSFC, GDR *	Russia	65,000	1,821,659
SK Telecom Co., Ltd.	South Korea	8,720	1,834,484
SK Telecom Co., Ltd., ADR	South Korea	60,000	1,489,800
Tim Participacoes SA, ADR	Brazil	469,200,000	2,436,533

			40,439,693

UTILITIES 2.1%
Electric Utilities 1.4%
Korea Electric Power Corp.	South Korea	106,000	4,290,603
Korea Electric Power Corp., ADR	South Korea	80,000	1,654,400
RAO Unified Energy System of Russia, GDR	Russia	17,000	2,176,180
Reliance Energy, Ltd.	India	40,500	498,651

			8,619,834

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.7%
Companhia Paranaense de Energia, ADR	Brazil	160,000	$1,968,000
Tractebel Energia SA	Brazil	225,000	1,976,890

			3,944,890

Total Common Stocks (cost $349,116,703)			540,480,126

PREFERRED STOCKS 2.8%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
OAO Surgutneftegaz, Var. Rate Pfd.	Russia	2,000,000	1,550,000
OAO Transneft, Var. Rate Pfd.	Russia	1,000	1,850,000

			3,400,000

FINANCIALS 0.9%
Commercial Banks 0.9%
Banco Itau Holding Financeira SA, Var. Rate Pfd.	Brazil	96,000	3,695,215
BanColombia SA, ADR, Var. Rate Pfd.	Colombia	65,000	1,823,900

			5,519,115

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Telemar Norte Leste SA, Var. Rate Pfd.	Brazil	49,881	1,168,948

UTILITIES 1.1%
Electric Utilities 1.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	275,000,000	6,468,916

Total Preferred Stocks (cost $9,425,820)			16,556,979

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * - + (cost $0)	Thailand	103,579	0

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 4.99% q ø (cost $22,050,054)	United States	22,050,054	22,050,054

Total Investments (cost $380,592,577) 98.5%			579,087,159
Other Assets and Liabilities 1.5%			8,975,266

Net Assets 100.0%			$588,062,425

* Non-income producing security

+ Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2007:

South Korea	16.0%
Brazil	14.3%
South Africa	10.4%
Taiwan	9.8%
India	7.1%
Russia	7.0%
Mexico	5.9%
China	4.6%
Hong Kong	3.9%
Malaysia	3.8%
Indonesia	2.9%
Argentina	2.2%
Turkey	1.8%
Philippines	1.7%
Israel	1.5%
Thailand	1.4%
Bermuda	1.4%
Cayman Islands	1.3%
United Kingdom	0.7%
Singapore	0.6%
Czech Republic	0.5%
Kazakhstan	0.5%
Hungary	0.4%
Colombia	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2007:

Financials	20.4%
Energy	14.0%
Telecommunication Services	13.2%
Information Technology	11.4%
Materials	10.2%
Consumer Staples	9.2%
Industrials	8.8%
Consumer Discretionary	8.5%
Utilities	3.4%
Health Care	0.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $358,542,523)	$557,037,105
Investments in affiliated money market fund, at value (cost $22,050,054)	22,050,054

Total investments	579,087,159
Foreign currency, at value (cost $6,134,605)	6,296,961
Receivable for securities sold	2,477,276
Receivable for Fund shares sold	2,512,949
Dividends receivable	1,363,565
Prepaid expenses and other assets	9,569

Total assets	591,747,479

Liabilities
Payable for securities purchased	2,245,372
Payable for Fund shares redeemed	980,363
Advisory fee payable	19,522
Distribution Plan expenses payable	1,553
Due to other related parties	52,943
Accrued expenses and other liabilities	385,301

Total liabilities	3,685,054

Net assets	$588,062,425

Net assets represented by
Paid-in capital	$335,297,616
Overdistributed net investment loss	(2,484,092)
Accumulated net realized gains on investments	56,583,066
Net unrealized gains on investments	198,665,835

Total net assets	$588,062,425

Net assets consists of
Class A	$191,196,117
Class B	27,860,959
Class C	81,187,071
Class I	287,818,278

Total net assets	$588,062,425

Shares outstanding (unlimited number of shares authorized)
Class A	8,442,177
Class B	1,351,463
Class C	3,954,711
Class I	12,295,251

Net asset value per share
Class A	$22.65
Class A — Offering price (based on sales charge of 5.75%)	$24.03
Class B	$20.62
Class C	$20.53
Class I	$23.41

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $633,349)	$4,470,106
Income from affiliate	361,137
Securities lending	1,174

Total investment income	4,832,417

Expenses
Advisory fee	3,183,352
Distribution Plan expenses
Class A	223,685
Class B	118,867
Class C	309,422
Administrative services fee	261,102
Transfer agent fees	248,995
Trustees’ fees and expenses	6,082
Printing and postage expenses	27,240
Custodian and accounting fees	741,988
Registration and filing fees	39,537
Professional fees	20,043
Other	6,681

Total expenses	5,186,994
Less: Expense reductions	(11,690)
Fee waivers and expense reimbursements	(70,330)

Net expenses	5,104,974

Net investment loss	(272,557)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	54,998,387
Foreign currency related transactions	242,421

Net realized gains on investments	55,240,808
Net change in unrealized gains or losses on investments	46,374,450

Net realized and unrealized gains or losses on investments	101,615,258

Net increase in net assets resulting from operations	$101,342,701

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment income (loss)		$(272,557)		$3,491,356
Net realized gains on investments		55,240,808		94,468,462
Net change in unrealized gains or losses
on investments		46,374,450		59,141,424

Net increase in net assets resulting from
operations		101,342,701		157,101,242

Distributions to shareholders from
Net investment income
Class A		(1,031,775)		(330,630)
Class B		(152,810)		(13,216)
Class C		(387,089)		(43,332)
Class I		(2,700,086)		(3,236,706)
Net realized gains
Class A		(17,756,149)		(3,521,941)
Class B		(3,413,343)		(703,062)
Class C		(7,912,630)		(1,235,350)
Class I		(47,833,032)		(29,541,499)

Total distributions to shareholders		(81,186,914)		(38,625,736)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,462,164	96,117,282	3,460,268	70,240,472
Class B	473,608	9,391,134	629,615	11,664,734
Class C	1,849,828	36,155,325	1,857,786	34,536,638
Class I	543,169	12,039,226	3,317,937	63,977,620

		153,702,967		180,419,464

Net asset value of shares issued in
reinvestment of distributions
Class A	727,211	15,002,719	198,531	3,165,199
Class B	158,204	2,975,396	39,182	576,555
Class C	284,410	5,326,345	52,221	767,367
Class I	1,173,451	24,991,575	1,182,596	19,351,136

		48,296,035		23,860,257

Automatic conversion of Class B shares
to Class A shares
Class A	22,510	483,413	40,719	787,460
Class B	(24,650)	(483,413)	(43,824)	(787,460)

		0		0

Payment for shares redeemed
Class A	(1,442,998)	(30,984,112)	(1,277,514)	(25,122,011)
Class B	(152,682)	(2,968,933)	(170,848)	(3,096,907)
Class C	(372,198)	(7,358,965)	(387,355)	(7,001,992)
Class I	(3,296,645)	(71,540,204)	(9,832,216)	(187,630,005)

		(112,852,214)		(222,850,915)

Net increase (decrease) in net assets
resulting from capital share
transactions		89,146,788		(18,571,194)

Total increase in net assets		109,302,575		99,904,312
Net assets
Beginning of period		478,759,850		378,855,538

End of period	$ 588,062,425		$ 478,759,850

Undistributed (overdistributed) net
investment income (loss)		$(2,484,092)		$2,060,225

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily waived its advisory fee in the amount of $63,427 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,903.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended April 30, 2007, EIS received $98,037 from the sale of Class A shares and $32,972 and $14,206 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $181,528,040 and $189,622,531, respectively, for the six months ended April 30, 2007.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $381,367,880. The gross unrealized appreciation and depreciation on securities based on tax cost was $203,340,437 and $5,621,158, respectively, with a net unrealized appreciation of $197,719,279.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended April 30, 2007, the Fund had no borrowings.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566673 rv4 06/2007

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND

Semiannual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
June 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Large Cap Equity Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging markets continued their vigorous expansions, led by the rapidly

1

LETTER TO SHAREHOLDERS continued

increasing economies in China and India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE
as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995
Class inception date	Class A	Class B	Class C	Class I
	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

6-month return with sales charge	6.51%	7.53%	11.61%	N/A

6-month return w/o sales charge	13.00%	12.53%	12.61%	13.14%

Average annual return*

1-year with sales charge	10.98%	11.84%	15.87%	N/A

1-year w/o sales charge	17.73%	16.84%	16.87%	18.05%

5-year	6.93%	7.12%	7.44%	8.51%

10-year	5.81%	5.68%	5.68%	6.74%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,130.04	$ 8.71
Class B	$ 1,000.00	$ 1,125.28	$ 12.44
Class C	$ 1,000.00	$ 1,126.13	$ 12.44
Class I	$ 1,000.00	$ 1,131.37	$ 7.19
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.61	$ 8.25
Class B	$ 1,000.00	$ 1,013.09	$ 11.78
Class C	$ 1,000.00	$ 1,013.09	$ 11.78
Class I	$ 1,000.00	$ 1,018.05	$ 6.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.65% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.18	$ 16.07	$ 14.31	$ 13.43	$ 12.13	$ 13.92

Income from investment operations
Net investment income (loss)	0.10[1]	0.13[1]	0.08[1]	0[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	2.26	3.10	1.68	0.88	1.32	(1.73)

Total from investment operations	2.36	3.23	1.76	0.88	1.30	(1.79)

Distributions to shareholders from
Net investment income	(0.13)	(0.12)	0	0	0	0
Net realized gains	(1.35)	0	0	0	0	0

Total distributions to shareholders	(1.48)	(0.12)	0	0	0	0

Net asset value, end of period	$ 20.06	$ 19.18	$ 16.07	$ 14.31	$ 13.43	$ 12.13

Total return[2]	13.00%	20.23%	12.30%	6.55%	10.72%	(12.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$109,159	$100,122	$95,782	$102,417	$94,969	$89,528
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[3]	1.83%	1.84%	1.93%	1.98%	1.88%
Expenses excluding waivers/reimbursements
and expense reductions	1.84%[3]	1.92%	1.96%	2.00%	1.98%	1.88%
Net investment income (loss)	1.04%[3]	0.73%	0.54%	(0.03%)	(0.20%)	(0.41%)
Portfolio turnover rate	15%	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.90	$ 14.99	$ 13.44	$ 12.70	$ 11.56	$ 13.37

Income from investment operations
Net investment income (loss)	0.02[1]	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.11	2.91	1.57	0.84	1.24	(1.65)

Total from investment operations	2.13	2.91	1.55	0.74	1.14	(1.81)

Distributions to shareholders from
Net realized gains	(1.35)	0	0	0	0	0

Net asset value, end of period	$ 18.68	$ 17.90	$ 14.99	$ 13.44	$ 12.70	$ 11.56

Total return[2]	12.53%	19.41%	11.53%	5.83%	9.86%	(13.54%)

Ratios and supplemental data
Net assets, end of period (thousands)	$12,240	$16,703	$24,803	$38,982	$76,434	$104,638
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.36%[3]	2.53%	2.54%	2.64%	2.69%	2.63%
Expenses excluding waivers/reimbursements
and expense reductions	2.54%[3]	2.62%	2.66%	2.71%	2.69%	2.63%
Net investment income (loss)	0.21%[3]	(0.01%)	(0.16%)	(0.78%)	(0.88%)	(1.16%)
Portfolio turnover rate	15%	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized
See Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 17.86	$ 14.96	$ 13.42	$ 12.68	$ 11.54	$ 13.34

Income from investment operations
Net investment income (loss)	0.02	0[1]	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	2.11	2.90	1.56	0.84	1.24	(1.64)

Total from investment operations	2.13	2.90	1.54	0.74	1.14	(1.80)

Distributions to shareholders from
Net realized gains	(1.35)	0	0	0	0	0

Net asset value, end of period	$ 18.64	$ 17.86	$ 14.96	$ 13.42	$ 12.68	$ 11.54

Total return[2]	12.61%	19.39%	11.48%	5.84%	9.88%	(13.49%)

Ratios and supplemental data
Net assets, end of period (thousands)	$17,910	$17,484	$19,125	$24,631	$33,939	$41,808
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.36%[3]	2.53%	2.54%	2.64%	2.69%	2.63%
Expenses excluding waivers/reimbursements
and expense reductions	2.54%[3]	2.62%	2.66%	2.71%	2.69%	2.63%
Net investment income (loss)	0.32%[3]	0.01%	(0.16%)	(0.76%)	(0.90%)	(1.17%)
Portfolio turnover rate	15%	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized
See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.70	$16.51	$14.66	$13.71	$12.36	$ 14.14

Income from investment operations
Net investment income (loss)	0.13[1]	0.18[1]	0.13[1]	0.04[1]	0.03[1]	(0.03)[1]
Net realized and unrealized gains or losses on investments	2.33	3.19	1.72	0.91	1.32	(1.75)

Total from investment operations	2.46	3.37	1.85	0.95	1.35	(1.78)

Distributions to shareholders from
Net investment income	(0.19)	(0.18)	0	0	0	0
Net realized gains	(1.35)	0	0	0	0	0

Total distributions to shareholders	(1.54)	(0.18)	0	0	0	0

Net asset value, end of period	$20.62	$19.70	$16.51	$14.66	$13.71	$ 12.36

Total return	13.14%	20.57%	12.62%	6.93%	10.92%	(12.59%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,154	$3,112	$3,424	$4,156	$6,085	$10,811
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.36%[2]	1.53%	1.54%	1.64%	1.68%	1.62%
Expenses excluding waivers/reimbursements
and expense reductions	1.54%[2]	1.62%	1.66%	1.71%	1.68%	1.62%
Net investment income (loss)	1.30%[2]	1.02%	0.83%	0.25%	0.24%	(0.17%)
Portfolio turnover rate	15%	43%	53%	99%	141%	73%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized
See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 10.0%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B (p)	France	6,971	$ 885,565

Automobiles 1.6%
Toyota Motor Corp.	Japan	38,000	2,316,167

Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc. (p)	United States	17,696	550,345
Darden Restaurants, Inc. (p)	United States	13,981	579,932
Mitchells & Butlers plc	United Kingdom	42,902	677,590

			1,807,867

Household Durables 0.8%
Makita Corp. (p)	Japan	30,300	1,157,698

Media 3.2%
DIRECTV Group, Inc. *	United States	15,153	361,247
Meredith Corp. (p)	United States	8,098	469,036
Omnicom Group, Inc.	United States	9,414	985,740
Time Warner, Inc.	United States	28,917	596,558
Vivendi (p)	France	31,114	1,283,571
Walt Disney Co.	United States	25,155	879,922

			4,576,074

Multi-line Retail 1.2%
J.C. Penney Co., Inc. (p)	United States	7,298	577,199
Marks & Spencer Group plc	United Kingdom	47,310	698,329
Nordstrom, Inc.	United States	7,501	411,955

			1,687,483

Specialty Retail 0.7%
Aoyama Trading Co., Ltd.	Japan	15,200	465,616
Inditex SA	Spain	9,000	552,187

			1,017,803

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	United States	8,312	447,684
Pacific Brands	Australia	137,000	366,316

			814,000

CONSUMER STAPLES 8.3%
Beverages 2.5%
Asahi Breweries, Ltd.	Japan	38,000	617,992
Carlsberg A/S	Denmark	9,700	1,086,980
Coca-Cola Enterprises, Inc.	United States	28,420	623,535
Molson Coors Brewing Co., Class B	United States	5,576	525,705
Scottish & Newcastle plc	United Kingdom	57,900	709,931

			3,564,143

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.8%
Delhaize Group (p)	Belgium	5,090	$ 488,183
Kroger Co. (p)	United States	33,891	1,000,123
Wal-Mart Stores, Inc.	United States	16,143	773,573
Walgreen Co.	United States	7,232	322,630

			2,584,509

Food Products 0.4%
Archer Daniels Midland Co.	United States	15,268	590,872

Household Products 2.0%
Procter & Gamble Co.	United States	17,933	1,153,271
Reckitt Benckiser plc	United Kingdom	30,730	1,684,280

			2,837,551

Tobacco 1.6%
Altria Group, Inc.	United States	4,383	302,076
British American Tobacco plc	United Kingdom	34,000	1,049,477
Japan Tobacco, Inc.	Japan	95	463,975
Reynolds American, Inc. (p)	United States	7,549	485,099

			2,300,627

ENERGY 8.6%
Energy Equipment & Services 1.4%
ENSCO International, Inc.	United States	9,143	515,482
Nabors Industries, Ltd. *	Bermuda	11,146	358,010
Noble Corp.	Cayman Islands	4,559	395,780
Precision Drilling Trust (p)	Canada	16,200	388,467
SBM Offshore NV	Netherlands	10,300	367,897

			2,025,636

Oil, Gas & Consumable Fuels 7.2%
BP plc	United Kingdom	130,447	1,465,998
Chevron Corp.	United States	14,361	1,117,142
ConocoPhillips	United States	4,786	331,909
ENI SpA	Italy	63,398	2,105,584
Exxon Mobil Corp.	United States	35,208	2,794,811
Marathon Oil Corp. (p)	United States	9,345	948,985
Statoil ASA (p)	Norway	13,500	379,664
Valero Energy Corp.	United States	15,318	1,075,783

			10,219,876

FINANCIALS 25.6%
Capital Markets 4.3%
Credit Suisse Group (p)	Switzerland	9,390	738,653
Daiwa Securities Group, Inc.	Japan	55,000	612,066
Deutsche Bank AG (p)	Germany	9,361	1,443,549
Goldman Sachs Group, Inc.	United States	6,795	1,485,455

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Lehman Brothers Holdings, Inc.	United States	14,070	$ 1,059,189
Morgan Stanley	United States	6,450	545,288
Nomura Research, Inc. (p)	Japan	10,000	266,817

			6,151,017

Commercial Banks 8.5%
Australia & New Zealand Banking Group, Ltd. (p)	Australia	32,000	813,099
BNP Paribas SA (p)	United States	14,008	1,622,621
Credit Agricole SA (p)	France	21,200	890,328
HBOS plc	United Kingdom	68,850	1,501,861
Mitsubishi UFJ Financial Group, Inc.	Japan	31	324,243
Mizuho Financial Group, Inc.	Japan	39	235,095
Nordea Bank AB (p)	Sweden	41,000	708,680
Royal Bank of Canada (p)	Canada	12,900	672,902
Royal Bank of Scotland Group plc	United Kingdom	37,400	1,431,534
Shinsei Bank, Ltd. (p)	Japan	67,000	288,185
Societe Generale (p)-	France	7,050	1,493,496
Sumitomo Trust & Banking Co., Ltd. (p)	Japan	100,000	976,866
United Overseas Bank, Ltd.	Singapore	27,000	377,057
Wells Fargo & Co.	United States	20,145	723,004

			12,058,971

Diversified Financial Services 5.2%
Bank of America Corp.	United States	33,064	1,682,958
CIT Group, Inc.	United States	14,624	872,322
Citigroup, Inc.	United States	32,230	1,728,172
ING Groep NV (p)	Netherlands	36,370	1,652,471
JPMorgan Chase & Co.	United States	26,957	1,404,460

			7,340,383

Insurance 5.3%
ACE, Ltd.	Cayman Islands	21,661	1,287,963
Aegon NV (p)	Netherlands	53,700	1,103,905
Allstate Corp.	United States	13,791	859,455
American International Group, Inc.	United States	7,317	511,532
Aviva plc	United Kingdom	80,900	1,269,543
AXA SA	France	25,900	1,184,885
MetLife, Inc.	United States	5,954	391,178
Travelers Cos., Inc.	United States	17,554	949,671

			7,558,132

Real Estate Investment Trusts 1.4%
Corio NV	Netherlands	7,600	671,081
Nippon Building Fund, Inc. (p)	Japan	15	241,185
ProLogis	United States	7,177	465,069
Simon Property Group, Inc.	United States	5,053	582,510

			1,959,845

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.5%
Wharf Holdings, Ltd.	Hong Kong	195,000	$ 718,462

Thrifts & Mortgage Finance 0.4%
PMI Group, Inc. (p)	United States	13,162	637,962

HEALTH CARE 9.6%
Biotechnology 1.1%
Amgen, Inc. *	United States	13,673	876,986
CSL, Ltd.	Australia	9,300	670,719

			1,547,705

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	United States	12,823	726,167
Becton Dickinson & Co.	United States	7,954	625,900
Olympus Corp. (p)	Japan	13,000	454,354
Terumo Corp.	Japan	9,000	364,064

			2,170,485

Health Care Providers & Services 1.4%
Aetna, Inc.	United States	7,164	335,849
CIGNA Corp.	United States	4,131	642,742
McKesson Corp.	United States	16,663	980,284

			1,958,875

Pharmaceuticals 5.6%
AstraZeneca plc	United Kingdom	12,660	689,106
GlaxoSmithKline plc	United Kingdom	53,834	1,557,962
Johnson & Johnson	United States	16,309	1,047,364
Merck & Co., Inc.	United States	11,077	569,801
Oriola-KD Oyj, Ser. B	Finland	19,400	91,841
Orion Oyj, Ser. B (p)	Finland	19,400	461,668
Pfizer, Inc.	United States	40,141	1,062,131
Roche Holding AG	Switzerland	5,934	1,120,550
Sanofi-Aventis SA (p)	France	5,380	494,464
Takeda Pharmaceutical Co., Ltd.	Japan	13,500	875,509

			7,970,396

INDUSTRIALS 11.1%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	United States	6,592	633,755
Northrop Grumman Corp.	United States	12,141	894,063

			1,527,818

Airlines 0.3%
British Airways plc	United Kingdom	48,100	483,849

Commercial Services & Supplies 0.4%
Manpower, Inc.	United States	6,906	554,207

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.6%
Daito Trust Construction Co. (p)	Japan	4,400	$ 202,292
Skanska AB, (p)	Sweden	27,200	628,498

			830,790

Electrical Equipment 0.7%
Mitsubishi Electric Corp.	Japan	53,000	514,007
Schneider Electric SA	France	2,980	420,171

			934,178

Industrial Conglomerates 1.8%
General Electric Co.	United States	39,325	1,449,520
Hutchison Whampoa, Ltd.	Hong Kong	30,000	288,775
Orkla ASA (p)	Norway	51,500	821,540

			2,559,835

Machinery 3.0%
Caterpillar, Inc.	United States	12,198	885,819
Ingersoll-Rand Co., Ltd., Class A	Bermuda	11,726	523,566
Paccar, Inc. (p)-	United States	13,164	1,105,513
Volvo AB, Class B (p)	Sweden	92,250	1,791,553
Volvo AB, Class B – Redemption Shares (Q) +	Sweden	18,450	0

			4,306,451

Marine 1.4%
Nippon Yusen Kabushiki Kaisha (p)	Japan	130,000	1,120,694
Orient Overseas International, Ltd.	Bermuda	109,200	919,354

			2,040,048

Road & Rail 0.4%
CSX Corp.	United States	14,574	629,160

Trading Companies & Distributors 1.4%
Mitsui & Co., Ltd.	Japan	41,000	731,354
Sumitomo Corp.	Japan	75,000	1,275,892

			2,007,246

INFORMATION TECHNOLOGY 10.0%
Communications Equipment 1.2%
Cisco Systems, Inc. *	United States	25,601	684,571
Nokia Corp. (p)	Finland	32,000	809,658
QUALCOMM, Inc.	United States	3,504	153,475

			1,647,704

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.6%
Apple, Inc. *	United States	6,843	$ 682,932
Dell, Inc. *	United States	7,653	192,932
EMC Corp. *	United States	15,337	235,234
Hewlett-Packard Co.	United States	22,494	947,897
International Business Machines Corp.	United States	13,945	1,425,319
Lexmark International, Inc., Class A * (p)	United States	5,020	273,590

			3,757,904

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. (p)	United States	6,204	144,553

Internet Software & Services 0.2%
Google, Inc., Class A *	United States	507	238,990

IT Services 2.0%
Accenture, Ltd., Class A	Bermuda	15,638	611,446
Capgemini SA (p)	France	5,140	387,972
Computer Sciences Corp. * (p)	United States	7,599	422,049
Electronic Data Systems Corp.	United States	9,240	273,647
Fiserv, Inc. *	United States	9,814	521,810
Fujitsu, Ltd. (p)	Japan	46,000	289,116
Indra Sistemas SA (p)	Spain	11,970	294,443

			2,800,483

Office Electronics 0.8%
Canon, Inc.	Japan	10,200	570,549
Neopost	France	1,945	281,795
Xerox Corp. *	United States	14,391	266,233

			1,118,577

Semiconductors & Semiconductor Equipment 1.3%
Applied Materials, Inc.	United States	20,493	393,875
Intel Corp.	United States	23,223	499,295
MEMC Electronic Materials, Inc. *	United States	6,576	360,891
Texas Instruments, Inc.	United States	9,535	327,718
Tokyo Electron, Ltd. (p)	Japan	3,800	263,686

			1,845,465

Software 1.8%
Cadence Design Systems, Inc. *	United States	12,900	286,380
Microsoft Corp.	United States	55,762	1,669,514
Oracle Corp. *	United States	35,951	675,879

			2,631,773

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 6.2%
Chemicals 1.5%
BASF AG (p)	Germany	9,390	$ 1,115,322
Koninklijke DSM NV (p)	Netherlands	6,800	324,457
Lyondell Chemical Co. (p)	United States	23,178	721,299

			2,161,078

Construction Materials 0.4%
Lafarge SA (p)	France	3,680	595,636

Metals & Mining 4.0%
Anglo American plc	United Kingdom	26,300	1,392,180
BHP Billiton, Ltd.	United Kingdom	26,281	586,228
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	5,648	379,320
JFE Holdings, Inc.	Japan	8,000	434,647
Sumitomo Metal Industries, Ltd.	Japan	143,000	724,982
Teck Cominco, Ltd.	Canada	6,500	493,107
ThyssenKrupp AG	Germany	29,930	1,613,675

			5,624,139

Paper & Forest Products 0.3%
International Paper Co.	United States	11,947	450,641

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	United States	26,552	1,028,094
BCE, Inc. (p)	Canada	13,500	455,379
BT Group plc	United Kingdom	117,900	744,630
Deutsche Telekom AG (p)	Germany	13,954	254,532
Koninklijke KPN NV (p)	Netherlands	50,610	857,990
Telefonica SA (p)	Spain	22,000	491,164
Telus Corp.	Canada	6,240	333,828
Verizon Communications, Inc.	United States	18,727	714,997

			4,880,614

Wireless Telecommunication Services 1.3%
NTT DoCoMo, Inc.	Japan	217	370,410
Sprint Nextel Corp.	United States	19,826	397,115
Vodafone Group plc	United Kingdom	390,392	1,111,537

			1,879,062

UTILITIES 4.9%
Electric Utilities 2.7%
E.ON AG (p)	Germany	6,700	1,009,386
Endesa SA	Spain	5,600	306,868
Enel SpA (p)-	Italy	90,600	1,032,304
FirstEnergy Corp.	United States	8,642	591,458
Fortum Oyj (p)	Finland	15,100	466,823
Tokyo Electric Power Co., Inc.	Japan	12,000	398,136

			3,804,975

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.5%
TXU Corp.	United States	9,758	$ 639,930

Multi-Utilities 1.7%
CenterPoint Energy, Inc. (p)	United States	32,589	613,651
National Grid plc	United Kingdom	47,490	743,205
PG&E Corp. (p)	United States	1 1,220	567,732
SUEZ SA (p)	France	9,900	562,109

			2,486,697

Total Common Stocks (cost $99,417,406)			141,039,907

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 22.7%
MUTUAL FUND SHARES 22.7%
Evergreen Prime Cash Management Money Market Fund, Class I,
5.19% q (O) (cost $32,379,599)	United States	32,379,599	32,379,599

		Principal
		Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 4.57%, 06/28/2007 ƒ † (cost $99,212)	United States	$100,000	99,212

Total Investments (cost $131,896,217) 121.8%			173,518,718
Other Assets and Liabilities (21.8%)			(31,056,201)

Net Assets 100.0%			$ 142,462,517

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(Q)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
(O)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts
†	Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements
18

SCHEDULE OF INVESTMENTS continued April 30, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of April 30, 2007:

United States	55.4%
United Kingdom	10.3%
Japan	9.5%
France	4.9%
Germany	3.1%
Netherlands	2.9%
Italy	1.8%
Sweden	1.8%
Bermuda	1.4%
Canada	1.3%
Switzerland	1.1%
Australia	1.1%
Finland	1.0%
Cayman Islands	1.0%
Spain	1.0%
Norway	0.7%
Denmark	0.6%
Hong Kong	0.6%
Belgium	0.3%
Singapore	0.2%

100.0%

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of April 30, 2007:

Financials	25.7%
Industrials	11.3%
Consumer Discretionary	10.1%
Information Technology	10.1%
Health Care	9.7%
Energy	8.7%
Consumer Staples	8.4%
Materials	6.3%
Utilities	4.9%
Telecommunication Services	4.8%

100.0%

See Notes to Financial Statements
19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $99,516,618) including $30,952,756 of securities
loaned	$ 141,139,119
Investments in affiliated money market fund, at value (cost $32,379,599)	32,379,599

Total investments	173,518,718
Foreign currency, at value (cost $250,873)	254,016
Receivable for securities sold	4,727,732
Receivable for Fund shares sold	574
Dividends and interest receivable	677,471
Receivable for securities lending income	10,361
Prepaid expenses and other assets	23,066

Total assets	179,211,938

Liabilities
Payable for securities purchased	3,983,160
Payable for Fund shares redeemed	245,141
Payable for securities on loan	32,379,599
Payable for daily variation margin on open futures contracts	1,979
Due to custodian bank	80,004
Advisory fee payable	2,706
Due to other related parties	1,105
Accrued expenses and other liabilities	55,727

Total liabilities	36,749,421

Net assets	$ 142,462,517

Net assets represented by
Paid-in capital	$ 92,473,757
Undistributed net investment income	581,043
Accumulated net realized gains on investments	7,774,557
Net unrealized gains on investments	41,633,160

Total net assets	$ 142,462,517

Net assets consists of
Class A	$ 109,159,412
Class B	12,239,801
Class C	17,909,638
Class I	3,153,666

Total net assets	$ 142,462,517

Shares outstanding (unlimited number of shares authorized)
Class A	5,441,728
Class B	655,314
Class C	960,796
Class I	152,959

Net asset value per share
Class A	$ 20.06
Class A — Offering price (based on sales charge of 5.75%)	$ 21.28
Class B	$ 18.68
Class C	$ 18.64
Class I	$ 20.62

See Notes to Financial Statements
20

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $94,731)	$ 1,804,976
Income from affiliates	42,954
Interest	2,637

Total investment income	1,850,567

Expenses
Advisory fee	601,879
Distribution Plan expenses
Class A	154,826
Class B	73,161
Class C	86,781
Administrative services fee	68,854
Transfer agent fees	269,971
Trustees’ fees and expenses	1,217
Printing and postage expenses	30,844
Custodian and accounting fees	49,999
Registration and filing fees	24,817
Professional fees	12,901
Other	3,998

Total expenses	1,379,248
Less: Expense reductions	(1,501)
Fee waivers and expense reimbursements	(126,373)

Net expenses	1,251,374

Net investment income	599,193

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	7,821,493
Foreign currency related transactions	7,388
Futures contracts	31,678

Net realized gains on investments	7,860,559
Net change in unrealized gains or losses on investments	8,497,244

Net realized and unrealized gains or losses on investments	16,357,803

Net increase in net assets resulting from operations	$ 16,956,996

See Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment income	$ 599,193		$ 753,861
Net realized gains on investments	7,860,559		17,837,896
Net change in unrealized gains or losses
on investments	8,497,244		7,117,533

Net increase in net assets resulting from
operations	16,956,996		25,709,290

Distributions to shareholders from
Net investment income
Class A	(705,005)		(722,419)
Class I	(30,810)		(33,790)
Net realized gains
Class A	(6,995,629)		0
Class B	(1,214,530)		0
Class C	(1,287,435)		0
Class I	(213,590)		0

Total distributions to shareholders	(10,446,999)		(756,209)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	86,455	1,648,548	119,412	2,103,089
Class B	41,672	739,646	53,843	895,221
Class C	19,149	338,340	36,702	620,259
Class I	611	12,029	1,158	21,842

	2,738,563		3,640,411

Net asset value of shares issued in
reinvestment of distributions
Class A	399,631	7,389,529	41,142	689,128
Class B	67,789	1,161,897	0	0
Class C	69,362	1,186,784	0	0
Class I	9,578	182,366	1,289	22,112

	9,920,576		711,240

Automatic conversion of Class B shares
to Class A shares
Class A	236,708	4,484,380	366,631	6,429,886
Class B	(254,059)	(4,484,380)	(391,863)	(6,429,886)

	0

Payment for shares redeemed
Class A	(501,387)	(9,564,655)	(1,266,091)	(22,302,228)
Class B	(133,468)	(2,368,243)	(382,940)	(6,273,623)
Class C	(106,645)	(1,894,228)	(335,929)	(5,541,363)
Class I	(15,206)	(301,440)	(51,820)	(900,271)

	(14,128,566)		(35,017,485)

Net decrease in net assets resulting from
capital share transactions	(1,469,427)		(30,665,834)

Total increase (decrease) in net assets	5,040,570		(5,712,753)
Net assets
Beginning of period	137,421,947		143,134,700

End of period	$ 142,462,517		$ 137,421,947

Undistributed net investment income	$ 581,043		$ 717,665

See Notes to Financial Statements
22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily waived its advisory fee in the amount of $122,112 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,261.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $1,906 from the sale of Class A shares and $7,992 and $70 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,382,321 and $30,835,693, respectively, for the six months ended April 30, 2007.

At April 30, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2007	Gain

June 2007	6 S&P 500 Index E-mini	$444,048	$446,520	$2,472

During the six months ended April 30, 2007, the Fund loaned securities to certain brokers and earned $31,302 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $30,952,756 and $32,379,599, respectively.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $131,903,832. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,770,565 and $1,155,679, respectively, with a net unrealized appreciation of $41,614,886.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended April 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

573635 rv2 06/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573635 rv2   06/2007

Evergreen Global Opportunities Fund

Evergreen

GLOBAL OPPORTUNITIES FUND

Semiannual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

Dennis H. Ferro
President and Chief
Executive Officer

June 2007

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Global Opportunities Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging markets continued their vigorous expansions, led by the rapidly increasing economies in China and

1

LETTER TO SHAREHOLDERS continued

India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Donald M. Bisson, CFA

• Francis X. Claro, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

6-month return with sales charge	11.06%	12.46%	16.41%	N/A

6-month return w/o sales charge	17.84%	17.46%	17.41%	17.99%

Average annual return*

1-year with sales charge	7.97%	8.76%	12.73%	N/A

1-year w/o sales charge	14.57%	13.76%	13.73%	14.87%

5-year	18.37%	18.73%	18.92%	20.12%

10-year	13.28%	13.12%	13.12%	14.12%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares versus a similar investment in the S&P Citigroup EMI World Growth Index (SPCGEMIWG) and the Consumer Price Index (CPI).

The SPCGEMIWG is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,178.41	$ 8.53
Class B	$ 1,000.00	$ 1,174.55	$ 12.35
Class C	$ 1,000.00	$ 1,174.07	$ 12.34
Class I	$ 1,000.00	$ 1,179.88	$ 6.97
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.96	$ 7.90
Class B	$ 1,000.00	$ 1,013.44	$ 11.43
Class C	$ 1,000.00	$ 1,013.44	$ 11.43
Class I	$ 1,000.00	$ 1,018.40	$ 6.46

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.58% for Class A, 2.29% for Class B, 2.29% for Class C and 1.29% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2007	Year Ended October 31,

CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 32.61	$ 27.86	$ 22.21	$ 19.22	$ 13.71	$ 15.42

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.02)[1]	(0.18)[1]	(0.15)[1]	(0.17)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	5.59	7.02	5.83	3.14	5.68	(1.59)

Total from investment operations	5.49	7.00	5.65	2.99	5.51	(1.71)

Distribution to shareholders from
Net investment income	(0.04)	0	0	0	0	0
Net realized gains	(2.48)	(2.25)	0	0	0	0

Total distributions to shareholders	(2.52)	(2.25)	0	0	0	0

Net asset value, end of period	$ 35.58	$ 32.61	$ 27.86	$ 22.21	$ 19.22	$ 13.71

Total return[2]	17.84%	26.78%	25.44%	15.56%	40.19%	(11.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$353,072	$259,898	$139,975	$98,254	$88,541	$60,506
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	1.58%[3]	1.67%	1.78%	1.88%	2.08%	1.89%
Expenses excluding waivers/reimbursements and expense
reductions	1.59%[3]	1.67%	1.78%	1.88%	2.08%	1.89%
Net investment income (loss)	(0.59%)[3]	(0.05%)	(0.68%)	(0.72%)	(1.12%)	(0.76%)
Portfolio turnover rate	47%	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2007	Year Ended October 31,

CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 27.73	$ 24.16	$ 19.40	$ 16.91	$ 12.15	$ 13.78

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.20)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.23)[1]
Net realized and unrealized gains or losses on investments	4.70	6.02	5.07	2.75	5.01	(1.40)

Total from investment operations	4.52	5.82	4.76	2.49	4.76	(1.63)

Distributions to shareholders from
Net realized gains	(2.48)	(2.25)	0	0	0	0

Net asset value, end of period	$ 29.77	$ 27.73	$ 24.16	$ 19.40	$ 16.91	$ 12.15

Total return[2]	17.46%	25.92%	24.54%	14.73%	39.18%	(11.83%)

Ratios and supplemental data
Net assets, end of period (thousands)	$67,472	$53,681	$32,136	$26,202	$31,244	$38,126
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	2.29%[3]	2.36%	2.48%	2.59%	2.81%	2.62%
Expenses excluding waivers/reimbursements and expense
reductions	2.29%[3]	2.36%	2.48%	2.59%	2.81%	2.62%
Net investment income (loss)	(1.31%)[3]	(0.75%)	(1.38%)	(1.45%)	(1.87%)	(1.59%)
Portfolio turnover rate	47%	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2007	Year Ended October 31,

CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 27.86	$ 24.27	$ 19.48	$ 16.98	$ 12.20	$ 13.83

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.19)[1]	(0.31)[1]	(0.26)[1]	(0.25)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	4.71	6.03	5.10	2.76	5.03	(1.41)

Total from investment operations	4.53	5.84	4.79	2.50	4.78	(1.63)

Distributions to shareholders from
Net realized gains	(2.48)	(2.25)	0	0	0	0

Net asset value, end of period	$ 29.91	$ 27.86	$ 24.27	$ 19.48	$ 16.98	$ 12.20

Total return[2]	17.41%	25.88%	24.59%	14.72%	39.18%	(11.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$85,757	$61,777	$26,644	$19,316	$18,448	$15,585
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	2.29%[3]	2.37%	2.48%	2.59%	2.80%	2.63%
Expenses excluding waivers/reimbursements and expense
reductions	2.29%[3]	2.37%	2.48%	2.59%	2.80%	2.63%
Net investment income (loss)	(1.30%)[3]	(0.73%)	(1.37%)	(1.43%)	(1.85%)	(1.54%)
Portfolio turnover rate	47%	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	April 30, 2007	Year Ended October 31,

CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 33.46	$ 28.46	$22.62	$19.52	$13.90	$15.59

Income from investment operations
Net investment income (loss)	(0.05)[1]	0.09[1]	(0.09)[1]	(0.10)[1]	(0.13)[1]	(0.09)[1]
Net realized and unrealized gains or losses on investments	5.75	7.16	5.93	3.20	5.75	(1.60)

Total from investment operations	5.70	7.25	5.84	3.10	5.62	(1.69)

Distributions to shareholders from
Net investment income	(0.12)	0	0	0	0	0
Net realized gains	(2.48)	(2.25)	0	0	0	0

Total distributions to shareholders	(2.60)	(2.25)	0	0	0	0

Net asset value, end of period	$ 36.56	$ 33.46	$28.46	$22.62	$19.52	$13.90

Total return	17.99%	27.19%	25.82%	15.88%	40.43%	(10.84%)

Ratios and supplemental data
Net assets, end of period (thousands)	$25,128	$14,931	$5,744	$1,795	$ 761	$ 475
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	1.29%[2]	1.37%	1.48%	1.59%	1.77%	1.61%
Expenses excluding waivers/reimbursements and expense
reductions	1.29%[2]	1.37%	1.48%	1.59%	1.77%	1.61%
Net investment income (loss)	(0.28%)[2]	0.28%	(0.36%)	(0.48%)	(0.84%)	(0.53%)
Portfolio turnover rate	47%	103%	108%	171%	257%	256%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 24.0%
Auto Components 3.5%
Compagnie Generale des Etablissements Michelin, Class B	France	63,586	$8,077,684
Continental AG	Germany	29,838	4,165,437
Leoni AG	Germany	32,438	1,467,964
Nokian Renkaat Oyj	Finland	155,700	4,781,842

			18,492,927

Distributors 1.3%
Compania de Distribucion Integral Logista SA	Spain	87,316	6,902,585

Diversified Consumer Services 0.7%
Strayer Education, Inc.	United States	32,912	4,092,278

Hotels, Restaurants & Leisure 4.0%
888 Holdings plc	United Kingdom	475,867	1,135,283
Alsea SA de CV	Mexico	1,068,800	1,837,596
Enterprise Inns plc	United Kingdom	178,033	2,269,651
Groupe Flo *	France	62,006	894,787
Intralot SA	Greece	37,025	1,149,734
NH Hoteles SA *	Spain	26,706	595,208
Panera Bread Co., Class A *	United States	60,300	3,358,107
Penn National Gaming, Inc. *	United States	86,800	4,195,912
Punch Taverns plc	United Kingdom	79,099	2,040,924
Regent Inns plc *	United Kingdom	666,000	1,558,482
Sol Melia SA	Spain	76,261	1,863,251
Unibet Group plc	Malta	9,174	300,786

			21,199,721

Household Durables 0.2%
Klabin Segall SA	Brazil	122,000	1,034,682

Internet & Catalog Retail 0.8%
priceline.com, Inc.	United States	74,800	4,161,872

Leisure Equipment & Products 0.5%
Amer Sports Corp.	Finland	39,050	864,621
Koei Co., Ltd. *	Japan	60,900	964,207
Photo-Me International plc	United Kingdom	582,148	870,429

			2,699,257

Media 2.3%
D+S europe AG	Germany	120,119	1,778,473
Gemstar-TV Guide International, Inc.	Cayman Islands	1,141,000	1,057,001
Lamar Advertising Co., Class A *	United States	59,100	3,566,094
Premiere AG *	Germany	84,923	1,787,926
Promotora de Informaciones SA	Spain	129,089	2,885,821
Toho Co., Ltd. *	Japan	52,500	1,029,695

			12,105,010

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.3%
Isetan Co., Ltd.	Japan	101,500	$1,662,549

Specialty Retail 6.6%
Abercrombie & Fitch Co., Class A	United States	45,600	3,723,696
Carphone Warehouse plc	United Kingdom	502,209	3,003,395
Chico’s FAS, Inc. *	United States	79,200	2,087,712
Game Group plc	United Kingdom	2,912,436	8,874,669
GameStop Corp., Class A *	United States	135,300	4,487,901
Gruppo Coin SpA *	Italy	557,073	4,765,208
Land of Leather Holdings plc	United Kingdom	190,259	1,046,120
Macintosh Retail Group NV	Netherlands	27,234	1,236,633
Topps Tiles plc	United Kingdom	256,387	1,394,323
Zumiez, Inc. *	United States	112,200	4,427,412

			35,047,069

Textiles, Apparel & Luxury Goods 3.8%
adidas AG	Germany	124,433	7,435,158
Geox SpA	Italy	151,028	2,760,826
Hanesbrands, Inc. *	United States	133,400	3,547,106
La Seda de Barcelona SA, Ser. B *	Spain	490,887	1,557,493
Polo Ralph Lauren Corp., Class A	United States	42,744	3,937,150
Puma AG Rudolph Dassler Sport	Germany	1,918	870,252

			20,107,985

CONSUMER STAPLES 5.3%
Beverages 1.8%
Davide Campari Milano SpA	Italy	299,984	3,108,547
Koninklijke Grolsch NV	Netherlands	11,022	487,547
Marston’s plc	United Kingdom	281,508	2,406,471
Remy Cointreau SA *	France	47,459	3,468,615

			9,471,180

Food & Staples Retailing 1.1%
Laurus NV *	Netherlands	516,540	2,110,052
Sugi Pharmacy Co., Ltd.	Japan	78,200	1,544,066
Sundrug Co., Ltd.	Japan	102,000	2,172,346

			5,826,464

Food Products 1.9%
Ariake Japan Co., Ltd.	Japan	65,300	1,341,347
Campofrio Alimentacion SA	Spain	40,028	811,503
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	2,807,324
Hain Celestial Group, Inc. *	United States	121,100	3,636,633
Lotte Confectionery Co., Ltd.	South Korea	1,017	1,269,641

			9,866,448

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.5%
Altadis SA	Spain	45,704	$2,956,961

ENERGY 3.9%
Energy Equipment & Services 1.6%
Atwood Oceanics, Inc. *	United States	46,792	2,943,217
Cameron International Corp. *	United States	51,197	3,305,790
SBM Offshore NV	Netherlands	23,795	849,914
Sechilienne SA	France	21,808	1,360,030

			8,458,951

Oil, Gas & Consumable Fuels 2.3%
China Gas Holdings, Ltd.	Hong Kong	12,586,000	2,534,130
ERG SpA	Italy	143,466	4,010,205
Premier Oil plc *	United Kingdom	34,552	827,943
Saras SpA *	Italy	205,661	1,281,242
Southwestern Energy Co. *	United States	51,471	2,161,782
Star Energy Group plc *	United Kingdom	168,820	696,885
Tullow Oil plc	United Kingdom	116,315	844,963

			12,357,150

FINANCIALS 7.7%
Capital Markets 1.7%
Affiliated Managers Group, Inc. *	United States	40,497	4,763,662
ICAP plc	United Kingdom	169,712	1,712,974
Man Group plc	United Kingdom	199,324	2,230,322

			8,706,958

Commercial Banks 1.1%
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	22,386	503,456
Anglo Irish Bank Corp. plc - London Exchange	Ireland	70,250	1,583,419
Bank of Yokohama, Ltd.	Japan	152,000	1,113,986
Greek Postal Savings Bank SA *	Greece	112,444	2,676,569

			5,877,430

Consumer Finance 0.6%
Diamond Lease Co., Ltd.	Japan	49,100	2,099,053
Fuyo General Lease Co., Ltd.	Japan	39,100	1,247,667

			3,346,720

Diversified Financial Services 2.0%
Bluebay Asset Management plc	United Kingdom	16,500	150,677
Japan Securities Financial Co., Ltd. *	Japan	155,700	2,211,054
Nasdaq Stock Market, Inc. *	United States	135,800	4,421,648
Numis Corp. plc	United Kingdom	207,187	1,335,969
RAB Capital plc	United Kingdom	1,118,782	2,365,992

			10,485,340

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.3%
NIPPONKOA Insurance Co., Ltd. *	Japan	270,000	$2,253,218
QBE Insurance Group, Ltd.	Australia	184,211	4,681,735

			6,934,953

Real Estate Investment Trusts 0.1%
Capitacommercial Trust	Singapore	397,000	730,407

Real Estate Management & Development 0.8%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	84,741	1,772,782
Patrizia Immobilien AG *	Germany	81,644	1,730,137
Tokyo Tatemono Co., Ltd. *	Japan	67,000	937,089

			4,440,008

Thrifts & Mortgage Finance 0.1%
HCI Capital AG	Germany	14,853	350,331

HEALTH CARE 6.1%
Biotechnology 0.4%
Cephalon, Inc. *	United States	25,800	2,053,938

Health Care Equipment & Supplies 2.7%
ArthroCare Corp. *	United States	51,821	2,138,134
Grifols SA *	Spain	259,893	4,502,320
Hologic, Inc. *	United States	68,500	3,942,175
Respironics, Inc. *	United States	98,400	4,010,784

			14,593,413

Health Care Providers & Services 2.3%
Health Net, Inc. *	United States	70,100	3,789,606
Message Co.	Japan	827	1,318,717
Pediatrix Medical Group, Inc. *	United States	70,200	4,004,910
Psychiatric Solutions, Inc. *	United States	88,037	3,087,458

			12,200,691

Life Sciences Tools & Services 0.7%
Qiagen NV *	Netherlands	212,600	3,769,398

INDUSTRIALS 23.3%
Aerospace & Defense 0.8%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	46,821	2,196,373
MTU Aero Engines Holding AG	Germany	31,724	1,843,149

			4,039,522

Air Freight & Logistics 0.3%
Sinotrans, Ltd.	China	4,336,000	1,701,385

Airlines 0.0%
Korean Air Co., Ltd. *	South Korea	264	12,426

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 1.0%
Kingspan Group plc - London Exchange	Ireland	83,322	$2,330,202
Uralita SA	Spain	398,993	3,188,815

			5,519,017

Commercial Services & Supplies 3.4%
Amadeus Fire AG	Germany	1,399	41,483
Eurofins Scientific SA *	France	45,776	4,250,246
Groupe Crit SA	France	15,393	771,539
Monster Worldwide, Inc. *	United States	86,000	3,616,300
Nissha Printing Co., Ltd. *	Japan	50,800	1,547,951
Societe BIC SA	France	47,336	3,458,202
Spring Group plc *	United Kingdom	79,453	106,303
USG People NV	Netherlands	14,867	675,371
Watson Wyatt Worldwide, Inc.	United States	74,002	3,487,714

			17,955,109

Construction & Engineering 6.9%
Astaldi SpA	Italy	98,602	1,024,866
Balfour Beatty plc *	United Kingdom	346,090	3,195,548
Bauer AG *	Germany	11,173	868,023
Bilfinger Berger AG	Germany	45,575	4,283,328
Hochtief AG	Germany	30,094	3,161,920
Impregilo SpA	Italy	918,551	7,446,445
J&P Avax SA	Greece	82,803	869,674
Koninklijke Bam Groep NV	Netherlands	80,848	2,140,305
Koninklijke Boskalis Westminster NV	Netherlands	78,005	8,649,929
Okumura Corp.	Japan	232,000	1,294,409
Taeyoung Corp.	South Korea	19,050	1,685,948
Tecnicas Reunidas SA *	Spain	42,028	2,205,266

			36,825,661

Electrical Equipment 2.1%
Carbone Lorraine SA	France	41,428	2,714,564
General Cable Corp. *	United States	73,200	4,204,608
Roper Industries, Inc.	United States	73,700	4,131,622

			11,050,794

Industrial Conglomerates 1.3%
Compagnie Industriali Reunite SpA	Italy	800,581	3,450,651
McDermott International, Inc. *	United States	67,750	3,635,465

			7,086,116

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 3.2%
AGCO Corp. *	United States	108,700	$4,536,051
Aker Yards ASA	Norway	119,800	2,150,531
Charter plc *	United Kingdom	159,228	3,249,382
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	491,000	1,917,553
Kawasaki Heavy Industries, Ltd.	Japan	219,000	875,204
Terex Corp. *	United States	56,400	4,390,740

			17,119,461

Road & Rail 2.9%
Arriva plc	United Kingdom	196,740	2,955,557
FirstGroup plc	United Kingdom	192,152	2,524,582
Landstar System, Inc.	United States	86,200	4,164,322
National Express Group plc	United Kingdom	127,386	3,101,653
Stagecoach Group plc	United Kingdom	703,114	2,601,221

			15,347,335

Trading Companies & Distributors 0.9%
Ashtead Group plc *	United Kingdom	248,379	761,076
MSC Industrial Direct Co., Class A	United States	83,000	4,045,420

			4,806,496

Transportation Infrastructure 0.5%
Cintra Concesiones de Infraestructuras de Transporte SA	Spain	131,882	2,357,248

INFORMATION TECHNOLOGY 14.6%
Communications Equipment 2.6%
Arris Group, Inc. *	United States	273,200	4,048,824
F5 Networks, Inc. *	United States	40,259	3,091,086
NICE-Systems, Ltd., ADS *	Israel	85,646	3,138,926
Sonus Networks, Inc. *	United States	436,100	3,371,053

			13,649,889

Computers & Peripherals 1.3%
Electronics for Imaging, Inc. *	United States	77,500	2,066,925
Logitech International SA *	Switzerland	182,235	4,927,144

			6,994,069

Electronic Equipment & Instruments 1.6%
Barco NV	Belgium	12,232	1,101,724
Flir Systems, Inc. *	United States	110,600	4,478,194
MegaChips Corp.	Japan	52,800	1,044,113
Nidec Corp. *	Japan	28,600	1,810,185

			8,434,216

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.9%
Akamai Technologies, Inc. *	United States	40,400	$1,780,832
SINA Corp.	Cayman Islands	73,900	2,548,072
United Internet AG	Germany	34,293	631,296

			4,960,200

IT Services 1.1%
Syntel, Inc.	United States	115,227	4,039,859
WNS Holdings, Ltd. *	India	72,300	1,921,734

			5,961,593

Office Electronics 1.3%
Neopost	France	45,248	6,555,600

Semiconductors & Semiconductor Equipment 2.8%
Advantest Corp.	Japan	58,100	714,852
Intersil Corp., Class A	United States	141,600	4,218,264
Power Integrations, Inc. *	United States	231,850	5,993,322
SiRF Technology Holdings, Inc. *	United States	169,200	4,104,792

			15,031,230

Software 3.0%
ANSYS, Inc. *	United States	72,100	3,691,520
Capcom Co., Ltd. *	Japan	158,100	2,398,042
Nuance Communications, Inc.	United States	89,100	1,373,031
Quality Systems, Inc.	United States	91,300	3,694,911
Software AG	Germany	24,388	2,148,716
Square Enix Co., Ltd. *	Japan	105,100	2,678,302

			15,984,522

MATERIALS 6.1%
Chemicals 4.3%
Mitsubishi Gas Chemical Co., Inc.	Japan	134,000	1,158,840
Mosaic Co. *	United States	139,800	4,124,100
Rhodia SA	France	2,271,442	9,252,773
Sumitomo Bakelite Co., Ltd.	Japan	141,000	998,204
Tokuyama Corp.	Japan	138,000	2,076,076
Toray Industries, Inc. *	Japan	335,000	2,304,313
Umicore SA	Belgium	13,803	2,767,288

			22,681,594

Construction Materials 0.7%
Rockwool International AS	Denmark	11,539	2,634,561
Taiheiyo Cement Corp. *	Japan	323,000	1,379,396

			4,013,957

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.1%
Eldorado Gold Corp. - Canadian Exchange *	Canada	170,900	$991,373
Randgold Resources, Ltd., ADR *	Channel Islands	22,238	532,600
RTI International Metals, Inc.	United States	43,900	4,138,453

			5,662,426

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.8%
Time Warner Telecom, Inc. *	United States	195,700	4,011,850

Wireless Telecommunication Services 1.0%
Leap Wireless International, Inc. *	United States	56,462	4,309,744
StarHub, Ltd.	Singapore	579,580	1,106,939

			5,416,683

UTILITIES 2.0%
Electric Utilities 1.0%
EDF Energies Nouvelles SA	France	88,060	5,162,957

Water Utilities 1.0%
Aguas de Barcelona SA	Spain	1,374	49,309
Kelda Group plc	United Kingdom	162,763	3,012,879
Pennon Group plc	United Kingdom	196,090	2,345,281

			5,407,469

Total Common Stocks (cost $391,999,473)			503,681,501

PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Insurance 0.3%
Compagnia Assicuratrice Unipol SpA, Var. Rate Pfd.
(cost $1,240,694)	Italy	474,004	1,754,726

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 4.99% q ø (cost $20,297,164)	United States	20,297,164	20,297,164

Total Investments (cost $413,537,331) 98.9%			525,733,391
Other Assets and Liabilities 1.1%			5,695,126

Net Assets 100.0%			$531,428,517

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2007:

United States	36.6%
United Kingdom	11.6%
France	9.1%
Japan	8.3%
Germany	6.4%
Italy	5.9%
Spain	5.9%
Netherlands	3.9%
Switzerland	1.5%
Finland	1.1%
Australia	0.9%
Ireland	0.9%
Greece	0.9%
Belgium	0.8%
Cayman Islands	0.7%
Brazil	0.6%
Israel	0.6%
South Korea	0.6%
Denmark	0.5%
Hong Kong	0.5%
Argentina	0.4%
India	0.4%
Mexico	0.4%
Norway	0.4%
Singapore	0.4%
China	0.3%
Canada	0.2%
Channel Islands	0.1%
Malta	0.1%

100.0%

The following table shows the percent of total long-term invesments by sector as of April 30, 2007:

Consumer Discretionary	25.0%
Industrials	24.5%
Information Technology	15.3%
Financials	8.6%
Health Care	6.5%
Materials	6.4%
Consumer Staples	5.6%
Energy	4.1%
Utilities	2.1%
Telecommunications Services	1.9%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $393,240,167)	$505,436,227
Investments in affiliated money market fund, at value (cost $20,297,164)	20,297,164

Total investments	525,733,391
Foreign currency, at value (cost $3,079,767)	3,059,485
Receivable for securities sold	4,320,054
Receivable for Fund shares sold	3,658,304
Dividends receivable	697,237
Prepaid expenses and other assets	65,815

Total assets	537,534,286

Liabilities
Payable for securities purchased	5,189,778
Payable for Fund shares redeemed	785,715
Advisory fee payable	12,496
Distribution Plan expenses payable	1,579
Due to other related parties	1,842
Accrued expenses and other liabilities	114,359

Total liabilities	6,105,769

Net assets	$531,428,517

Net assets represented by
Paid-in capital	$393,564,607
Overdistributed net investment loss	(1,767,118)
Accumulated net realized gains on investments	27,453,098
Net unrealized gains on investments	112,177,930

Total net assets	$531,428,517

Net assets consists of
Class A	$353,071,784
Class B	67,471,504
Class C	85,757,335
Class I	25,127,894

Total net assets	$531,428,517

Shares outstanding (unlimited number of shares authorized)
Class A	9,924,087
Class B	2,266,568
Class C	2,866,884
Class I	687,312

Net asset value per share
Class A	$35.58
Class A — Offering price (based on sales charge of 5.75%)	$37.75
Class B	$29.77
Class C	$29.91
Class I	$36.56

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $96,609)	$1,910,393
Income from affiliate	316,429

Total investment income	2,226,822

Expenses
Advisory fee	1,948,558
Distribution Plan expenses
Class A	444,000
Class B	298,594
Class C	359,037
Administrative services fee	222,744
Transfer agent fees	425,785
Trustees’ fees and expenses	4,219
Printing and postage expenses	41,284
Custodian and accounting fees	187,418
Registration and filing fees	35,018
Professional fees	23,364
Other	3,906

Total expenses	3,993,927
Less: Expense reductions	(4,315)
Expense reimbursements	(12,854)

Net expenses	3,976,758

Net investment loss	(1,749,936)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	28,665,142
Foreign currency related transactions	122,786

Net realized gains on investments	28,787,928
Net change in unrealized gains or losses on investments	46,145,418

Net realized and unrealized gains or losses on investments	74,933,346

Net increase in net assets resulting from operations	$73,183,410

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment loss		$(1,749,936)		$(734,230)
Net realized gains on investments		28,787,928		33,288,716
Net change in unrealized gains or
losses on investments		46,145,418		26,867,666

Net increase in net assets resulting
from operations		73,183,410		59,422,152

Distributions to shareholders from
Net investment income
Class A		(380,052)		0
Class I		(63,732)		0
Net realized gains
Class A		(19,986,750)		(11,509,484)
Class B		(4,915,097)		(2,985,315)
Class C		(5,704,446)		(2,557,129)
Class I		(1,208,992)		(461,955)

Total distributions to shareholders		(32,259,069)		(17,513,883)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,198,014	73,849,266	4,351,019	133,374,257
Class B	523,423	14,764,865	1,024,357	26,716,292
Class C	657,883	18,598,725	1,360,111	36,001,924
Class I	310,580	10,630,383	341,219	10,842,539

		117,843,239		206,935,012

Net asset value of shares issued in
reinvestment of distributions
Class A	543,655	17,178,423	0	0
Class B	163,937	4,341,048	0	0
Class C	148,268	3,945,416	0	0
Class I	38,137	1,240,544	0	0

		26,705,431		0

Automatic conversion of Class B
shares to Class A shares
Class A	101,881	3,416,444	62,617	1,915,922
Class B	(121,515)	(3,416,444)	(73,332)	(1,915,922)

		0		0

Payment for shares redeemed
Class A	(889,592)	(29,630,771)	(1,468,406)	(44,789,116)
Class B	(235,438)	(6,586,017)	(344,872)	(8,951,534)
Class C	(156,705)	(4,389,862)	(240,717)	(6,276,903)
Class I	(107,579)	(3,724,456)	(96,856)	(3,038,512)

		(44,331,106)		(63,056,065)

Net increase in net assets resulting
from capital share transactions		100,217,564		143,878,947

Total increase in net assets		141,141,905		185,787,216
Net assets
Beginning of period		390,286,612		204,499,396

End of period	$ 531,428,517		$ 390,286,612

Undistributed (overdistributed) net
investment income (loss)		$(1,767,118)		$426,602

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Global Opportunities Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April, 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,854.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2007, the Fund paid brokerage commissions of $3,422 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $63,585 from the sale of Class A shares and $46,856 and $6,305 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $263,713,040 and $206,245,669, respectively, for the six months ended April 30, 2007.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $414,335,155. The gross unrealized appreciation and depreciation on securities based on tax cost was $116,681,764 and $5,283,528, respectively, with a net unrealized appreciation of $111,398,236.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President
Chief Compliance Officer	of Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566675 rv4 06/2007

Evergreen International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen International Equity Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging markets continued their vigorous expansions, led by the rapidly increasing economies in China and India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated

LETTER TO SHAREHOLDERS continued

somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global

Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:†

• Francis Claro

• Gilman C. Gunn

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

6-month return with sales charge	7.61%	8.77%	12.75%	N/A	N/A

6-month return w/o sales charge	14.17%	13.77%	13.75%	14.36%	14.07%

Average annual return*

1-year with sales charge	7.97%	8.77%	12.75%	N/A	N/A

1-year w/o sales charge	14.58%	13.77%	13.75%	14.97%	14.28%

5-year	13.15%	13.43%	13.66%	14.83%	14.04%

10-year	8.88%	8.82%	8.81%	9.78%	8.99%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I and R would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective June 5, 2007 Mr. Claro became a portfolio manager of the Fund. Effective July 31, 2007, Mr. Gunn will no longer manage the Fund and Mr. Claro will assume day-to-day management responsibility of the Fund.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,141.70	$ 5.31
Class B	$ 1,000.00	$ 1,137.69	$ 9.06
Class C	$ 1,000.00	$ 1,137.46	$ 9.06
Class I	$ 1,000.00	$ 1,143.58	$ 3.77
Class R	$ 1,000.00	$ 1,140.72	$ 6.42
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.84	$ 5.01
Class B	$ 1,000.00	$ 1,016.31	$ 8.55
Class C	$ 1,000.00	$ 1,016.31	$ 8.55
Class I	$ 1,000.00	$ 1,021.27	$ 3.56
Class R	$ 1,000.00	$ 1,018.79	$ 6.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.71% for Class B, 1.71% for Class C, 0.71% for Class I and 1.21% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.15	$ 9.65	$ 8.15	$ 7.06	$ 5.89	$6.47

Income from investment operations
Net investment income (loss)	0.04	0.23[1]	0.10	0.05[1]	0.08[1]	0.07[1]
Net realized and unrealized gains or losses on investments	1.42	1.93	1.50	1.11	1.14	(0.60)

Total from investment operations	1.46	2.16	1.60	1.16	1.22	(0.53)

Distributions to shareholders from
Net investment income	(0.31)	(0.24)	(0.10)	(0.07)	(0.05)	(0.05)
Net realized gains	(1.00)	(0.42)	0	0	0	0

Total distributions to shareholders	(1.31)	(0.66)	(0.10)	(0.07)	(0.05)	(0.05)

Net asset value, end of period	$11.30	$11.15	$ 9.65	$ 8.15	$ 7.06	$5.89

Total return[2]	14.17%	23.46%	19.83%	16.60%	20.89%	(8.27%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 705	$ 615	$ 476	$ 285	$ 178	$ 195
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.00%[3]	1.02%	1.03%	1.07%	1.13%	1.12%
Expenses excluding waivers/reimbursements
and expense reductions	1.01%[3]	1.02%	1.03%	1.07%	1.13%	1.12%
Net investment income (loss)	1.34%[3]	2.23%	1.48%	0.68%	1.26%	1.11%
Portfolio turnover rate	24%	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.82	$ 9.38	$ 7.93	$ 6.88	$ 5.74	$6.33

Income from investment operations
Net investment income (loss)	0.01	0.16[1]	0.07	0[1]	0.02[1]	0.02[1]
Net realized and unrealized gains or losses on investments	1.37	1.87	1.44	1.08	1.12	(0.57)

Total from investment operations	1.38	2.03	1.51	1.08	1.14	(0.55)

Distributions to shareholders from
Net investment income	(0.23)	(0.17)	(0.06)	(0.03)	0	(0.04)
Net realized gains	(1.00)	(0.42)	0	0	0	0

Total distributions to shareholders	(1.23)	(0.59)	(0.06)	(0.03)	0	(0.04)

Net asset value, end of period	$10.97	$10.82	$ 9.38	$ 7.93	$ 6.88	$5.74

Total return[2]	13.77%	22.57%	19.05%	15.82%	19.86%	(8.75%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 73	$ 70	$ 57	$ 47	$ 38	$ 31
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[3]	1.72%	1.73%	1.77%	1.85%	1.87%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[3]	1.72%	1.73%	1.77%	1.85%	1.87%
Net investment income (loss)	0.60%[3]	1.54%	0.80%	(0.04%)	0.37%	0.29%
Portfolio turnover rate	24%	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.82	$ 9.39	$ 7.94	$ 6.88	$ 5.74	$6.33

Income from investment operations
Net investment income (loss)	0.01	0.16[1]	0.07	0[1]	0.03[1]	0.02[1]
Net realized and unrealized gains or losses on investments	1.37	1.86	1.43	1.09	1.11	(0.57)

Total from investment operations	1.38	2.02	1.50	1.09	1.14	(0.55)

Distributions to shareholders from
Net investment income	(0.24)	(0.17)	(0.05)	(0.03)	0	(0.04)
Net realized gains	(1.00)	(0.42)	0	0	0	0

Total distributions to shareholders	(1.24)	(0.59)	(0.05)	(0.03)	0	(0.04)

Net asset value, end of period	$10.96	$10.82	$ 9.39	$ 7.94	$ 6.88	$5.74

Total return[2]	13.75%	22.50%	19.00%	15.92%	19.86%	(8.75%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 111	$ 99	$ 74	$ 58	$ 52	$ 44
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.71%[3]	1.72%	1.73%	1.77%	1.85%	1.87%
Expenses excluding waivers/reimbursements
and expense reductions	1.71%[3]	1.72%	1.73%	1.77%	1.85%	1.87%
Net investment income (loss)	0.62%[3]	1.55%	0.77%	(0.05%)	0.44%	0.33%
Portfolio turnover rate	24%	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$11.26	$ 9.74	$ 8.21	$ 7.11	$ 5.93	$6.49

Income from investment operations
Net investment income (loss)	0.08	0.26	0.16[1]	0.07[1]	0.09[1]	0.09[1]
Net realized and unrealized gains or losses on investments	1.41	1.94	1.49	1.13	1.15	(0.60)

Total from investment operations	1.49	2.20	1.65	1.20	1.24	(0.51)

Distributions to shareholders from
Net investment income	(0.34)	(0.26)	(0.12)	(0.10)	(0.06)	(0.05)
Net realized gains	(1.00)	(0.42)	0	0	0	0

Total distributions to shareholders	(1.34)	(0.68)	(0.12)	(0.10)	(0.06)	(0.05)

Net asset value, end of period	$11.41	$11.26	$ 9.74	$ 8.21	$ 7.11	$5.93

Total return	14.36%	23.77%	20.29%	16.98%	21.19%	(7.90%)

Ratios and supplemental data
Net assets, end of period (millions)	$2,465	$2,403	$2,006	$1,559	$1,173	$ 677
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[2]	0.72%	0.73%	0.77%	0.84%	0.88%
Expenses excluding waivers/reimbursements
and expense reductions	0.71%[2]	0.72%	0.73%	0.77%	0.84%	0.88%
Net investment income (loss)	1.61%[2]	2.52%	1.78%	0.96%	1.40%	1.33%
Portfolio turnover rate	24%	80%	58%	72%	141%	92%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS R	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$11.02	$ 9.57	$ 8.00	$ 6.88	$6.97

Income from investment operations
Net investment income (loss)	0.04	0.21[2]	0.11[2]	0.01	0[2]
Net realized and unrealized gains or losses on investments	1.39	1.90	1.46	1.11	(0.09)

Total from investment operations	1.43	2.11	1.57	1.12	(0.09)

Distributions to shareholders from
Net investment income	(0.30)	(0.24)	0	0	0
Net realized gains	(1.00)	(0.42)	0	0	0

Total distributions to shareholders	(1.30)	(0.66)	0	0	0

Net asset value, end of period	$11.15	$11.02	$ 9.57	$ 8.00	$6.88

Total return	14.07%	23.16%	19.63%	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,881	$4,694	$1,958	$ 434	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%[3]	1.22%	1.23%	1.28%	0.95%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.21%[3]	1.22%	1.23%	1.28%	0.95%[3]
Net investment income (loss)	1.17%[3]	2.02%	1.21%	0.89%	(1.83%)[3]
Portfolio turnover rate	24%	80%	58%	72%	141%

1 For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B	France	192,928	$ 24,508,718

Automobiles 1.6%
Toyota Motor Corp.	Japan	863,600	52,637,943

Hotels, Restaurants & Leisure 1.2%
Ladbrokes plc	United Kingdom	833,141	6,767,804
Sodexho Alliance SA	France	423,146	33,543,419

			40,311,223

Household Durables 2.1%
Gafisa SA, ADR	Brazil	83,607	2,340,996
Koninklijke Philips Electronics NV	Netherlands	638,542	26,136,394
Sharp Corp.	Japan	680,000	12,452,213
Sony Corp.	Japan	546,100	29,101,246

			70,030,849

Media 3.2%
Lagardere Groupe	France	96,349	7,563,655
Television Broadcasts, Ltd.	Hong Kong	2,087,000	13,804,683
Toho Co., Ltd. *	Japan	320,900	6,293,885
Vivendi	France	1,040,813	42,937,495
Yellow Pages Income Fund	Canada	2,826,078	35,847,045

			106,446,763

Specialty Retail 1.0%
Inditex SA	Spain	264,543	16,230,789
Lindex AB	Sweden	661,600	8,943,930
Yamada Denki Co., Ltd.	Japan	99,400	9,163,149

			34,337,868

Textiles, Apparel & Luxury Goods 1.4%
adidas AG	Germany	228,546	13,656,149
Christian Dior SA	France	179,777	23,186,930
Geox SpA	Italy	578,898	10,582,389

			47,425,468

CONSUMER STAPLES 11.7%
Beverages 4.0%
Diageo plc	United Kingdom	2,935,280	61,918,854
Foster’s Group, Ltd.	Australia	1,321,882	6,979,122
Heineken NV	Netherlands	815,373	43,588,083
Marston’s plc	United Kingdom	1,094,460	9,355,992
Scottish & Newcastle plc	United Kingdom	914,757	11,216,135

			133,058,186

Food & Staples Retailing 1.3%
Carrefour SA	France	573,379	43,973,715

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 3.9%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	4,300	$ 11,869,708
Cresud S.A.C.I.F., ADR	Argentina	177,615	4,308,940
Ezaki Glico Co., Ltd.	Japan	468,000	5,737,904
Lotte Confectionery Co., Ltd.	South Korea	5,616	7,011,115
Nestle SA	Switzerland	166,008	65,836,918
Unilever NV	Netherlands	1,253,189	38,167,350

			132,931,935

Household Products 0.2%
Kao Corp.	Japan	202,000	5,549,185

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	460,000	9,879,333

Tobacco 2.0%
Altadis SA	Spain	151,763	9,818,775
British American Tobacco plc	United Kingdom	1,394,916	43,056,825
Swedish Match AB	Sweden	873,445	16,122,422

			68,998,022

ENERGY 5.1%
Oil, Gas & Consumable Fuels 5.1%
BP plc	United Kingdom	5,640,673	63,391,393
ENI SpA	Italy	888,689	29,515,269
PTT Public Co.	Thailand	1,388,400	8,544,000
Royal Dutch Shell plc, Class A	United Kingdom	240,814	8,392,986
Statoil ASA	Norway	613,500	17,253,607
Total SA	France	583,217	43,097,701

			170,194,956

FINANCIALS 24.8%
Capital Markets 1.9%
Credit Suisse Group	Switzerland	84,840	6,673,835
Deutsche Bank AG	Germany	239,767	36,974,188
UBS AG	Switzerland	322,280	20,909,243

			64,557,266

Commercial Banks 10.6%
ABN AMRO Holding NV	Netherlands	608,639	29,706,489
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	1,010,378	22,723,175
Banco Macro Bansud SA, ADR	Argentina	228,133	8,258,415
Banco Santander Central Hispano SA	Spain	1,130,246	20,165,721
Bank of Yokohama, Ltd.	Japan	2,520,000	18,468,716
BNP Paribas SA	United States	482,496	55,890,066
Chiba Bank, Ltd.	Japan	1,222,000	10,111,426
DBS Group Holdings, Ltd.	Singapore	757,000	10,491,526
Greek Postal Savings Bank SA *	Greece	744,113	17,712,548

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
HBOS plc	United Kingdom	611,835	$ 13,135,531
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	965,511	17,710,338
Lloyds TSB Group plc	United Kingdom	2,249,709	25,947,998
Mitsubishi UFJ Financial Group, Inc.	Japan	1,208	12,635,019
Mizuho Financial Group, Inc.	Japan	1,453	8,758,788
National Australia Bank, Ltd.	Australia	319,569	11,375,029
Royal Bank of Scotland Group plc	United Kingdom	843,259	32,276,847
Sumitomo Mitsui Financial Group	Japan	808	7,073,083
Sumitomo Trust & Banking Co., Ltd.	Japan	656,000	6,408,242
Unicredito Italian SpA	Italy	2,514,212	25,793,924

			354,642,881

Consumer Finance 1.5%
Orix Corp.	Japan	185,300	49,383,128

Diversified Financial Services 3.9%
Compagnie Nationale a Portefeuille	Belgium	61,386	3,980,718
Groupe Bruxelles Lambert SA	Belgium	154,816	18,709,031
Guoco Group, Ltd. +	Bermuda	1,458,000	21,041,078
Hellenic Exchanges SA	Greece	358,963	8,480,383
IFIL Investments SpA	Italy	2,028,411	22,113,297
ING Groep NV	Netherlands	944,616	42,918,637
Pargesa Holdings SA	Switzerland	141,089	15,316,427

			132,559,571

Insurance 5.1%
Allianz AG	Germany	91,707	20,821,893
Amlin plc	United Kingdom	1,097,600	6,811,112
Aviva plc	United Kingdom	400,276	6,281,429
AXA SA	France	508,853	23,279,242
Catlin Group, Ltd.	United Kingdom	779,035	8,083,332
CNP Assurances	France	228,840	29,186,041
Irish Life & Permanent plc - Dublin Exchange	Ireland	193,682	5,130,617
Irish Life & Permanent plc - London Exchange	Ireland	94,888	2,520,248
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,842,000	22,911,171
Prudential plc	United Kingdom	506,563	7,519,741
Sampo Oyj, Class A	Finland	289,700	9,020,644
Sompo Japan Insurance, Inc.	Japan	562,000	6,876,927
Swiss Reinsurance Co.	Switzerland	235,959	22,269,259

			170,711,656

Real Estate Management & Development 1.8%
Chinese Estates (Holdings), Ltd.	Bermuda	5,844,000	8,077,463
Cyrela Brazil Realty S/A Empreendimentose e Participacoes	Brazil	289,200	3,032,073
Hysan Development Co., Ltd.	Hong Kong	3,557,000	9,432,240
IRSA Inversiones y Representaciones SA, GDR *	Argentina	667,402	13,962,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development continued
IVG Immobilien AG	Germany	111,703	$ 5,031,000
Patrizia Immobilien AG *	Germany	751,869	15,933,035
Shun Tak Holdings, Ltd.	Hong Kong	4,812,000	6,684,143

			62,152,004

HEALTH CARE 4.8%
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc	United Kingdom	1,729,031	21,630,018

Pharmaceuticals 4.2%
Eisai Co., Ltd.	Japan	457,900	21,771,755
GlaxoSmithKline plc	United Kingdom	570,050	16,497,316
Novartis AG	Switzerland	490,252	28,569,247
Roche Holding AG	Switzerland	274,061	51,752,459
Teva Pharmaceutical Industries, Ltd., ADR	Israel	565,839	21,677,292

			140,268,069

INDUSTRIALS 11.2%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	1,691,918	15,359,154
Thales SA	France	282,493	17,141,515

			32,500,669

Building Products 1.2%
Assa Abloy AB, Class B	Sweden	448,400	10,033,080
Compagnie de Saint-Gobain SA	France	292,748	31,167,061

			41,200,141

Construction & Engineering 0.9%
Bilfinger Berger AG	Germany	240,588	22,611,461
Okumura Corp.	Japan	1,372,000	7,654,869

			30,266,330

Electrical Equipment 3.1%
Alstom SA *	France	333,979	49,575,973
Mitsubishi Electric Corp.	Japan	2,483,000	24,080,769
Schneider Electric SA	France	198,265	27,954,745
Schneider Electric SA - Paris Exchange	France	11,662	1,571,844

			103,183,331

Industrial Conglomerates 3.1%
Fraser & Neave, Ltd.	Singapore	3,576,000	12,600,391
Keppel Corp., Ltd.	Singapore	2,198,000	30,657,376
Siemens AG	Germany	430,962	52,089,941
Smiths Group plc	United Kingdom	419,744	9,073,011

			104,420,719

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.4%
Fanuc, Ltd.	Japan	74,200	$ 7,264,243
Heidelberger Druckmaschinen AG	Germany	180,010	8,511,056
KCI Konecranes International Oyj	Finland	243,950	8,770,204
Komatsu, Ltd.	Japan	399,000	9,468,035
THK Co., Ltd.	Japan	566,000	13,836,364

			47,849,902

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	2,528,698	8,329,204
Macquarie Infrastructure Group	Australia	2,926,466	9,174,781

			17,503,985

INFORMATION TECHNOLOGY 7.6%
Communications Equipment 0.9%
L.M. Ericsson Telephone Co., Ser. B	Sweden	7,592,000	28,942,391

Electronic Equipment & Instruments 0.8%
Hitachi, Ltd.	Japan	842,000	6,398,586
Ingenico SA *	France	468,808	12,394,684
Keyence Corp.	Japan	30,300	6,727,448

			25,520,718

Office Electronics 2.8%
Canon, Inc.	Japan	1,105,500	61,837,479
Neopost	France	223,160	32,331,764

			94,169,243

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	638,418	6,728,926
United Microelectronics Corp.	Taiwan	24,881,000	14,321,844

			21,050,770

Software 2.5%
Dassault Systemes SA	France	321,096	19,076,484
Nintendo Co., Ltd.	Japan	75,200	23,406,315
SAP AG	Germany	658,430	31,771,039
Square Enix Co., Ltd. *	Japan	399,300	10,175,510

			84,429,348

MATERIALS 7.5%
Chemicals 3.3%
Akzo Nobel NV	Netherlands	243,418	19,468,097
BASF AG	Germany	121,985	14,489,085
Bayer AG	Germany	115,856	7,946,190
Hitachi Chemical Co., Ltd.	Japan	281,300	6,178,273
Lonza Group AG	Switzerland	274,855	26,772,531
Rhodia SA	France	2,030,402	8,270,891

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Tokuyama Corp.	Japan	1,234,000	$ 18,564,332
Toray Industries, Inc. *	Japan	1,605,000	11,040,068

			112,729,467

Construction Materials 0.9%
Cemex SA de CV, ADR	Mexico	248,754	8,084,505
CRH plc - London Exchange	Ireland	264,765	11,586,758
Imerys	France	108,804	10,366,997

			30,038,260

Containers & Packaging 0.3%
Rexam plc	United Kingdom	969,957	10,151,565

Metals & Mining 3.0%
Barrick Gold Corp.	Canada	244,824	6,882,003
BHP Billiton, Ltd.	United Kingdom	1,568,325	34,983,331
Companhia Vale do Rio Doce, ADR	Brazil	583,632	23,701,295
Evraz Group SA, GDR	Luxembourg	187,981	6,549,040
Rio Tinto plc	United Kingdom	472,383	28,804,562

			100,920,231

TELECOMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 5.0%
Chunghwa Telecom Co., Ltd.	Taiwan	8,446,000	15,911,989
France Telecom	France	712,247	20,781,272
Koninklijke KPN NV	Netherlands	789,437	13,383,308
KT Corp.	South Korea	158,000	7,093,256
Telecom Italia SpA	Italy	2,614,314	6,387,408
Telefonica SA	Spain	3,672,910	82,000,088
Telenor ASA	Norway	1,230,400	23,069,796

			168,627,117

Wireless Telecommunication Services 2.7%
Bouygues SA	France	237,253	18,869,690
China Unicom, Ltd.	Hong Kong	19,210,000	27,877,046
Sistema JSFC, GDR *	Russia	351,989	9,864,677
Vodafone Group plc *	United Kingdom	11,646,872	33,161,355

			89,772,768

UTILITIES 3.7%
Electric Utilities 1.2%
British Energy Group plc *	United Kingdom	1,620,485	16,697,630
Fortum Oyj *	Finland	270,800	8,371,896
Tokyo Electric Power Co., Inc.	Japan	458,000	15,195,523

			40,265,049

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 1.0%
Gaz de France	France	285,697	$ 13,378,327
Tokyo Gas Co., Ltd.	Japan	3,839,000	19,235,812

			32,614,139

Multi-Utilities 1.5%
National Grid plc	United Kingdom	412,360	6,453,320
RWE AG	Germany	341,655	36,153,061
United Utilities plc	United Kingdom	529,782	7,883,235

			50,489,616

Total Common Stocks (cost $2,360,952,263)			3,202,834,516

PREFERRED STOCKS 2.7%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	6,060	10,164,086

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	384,684	15,161,048

HEALTH CARE 1.5%
Health Care Equipment & Supplies 1.5%
Fresenius AG, Var. Rate Pfd.	Germany	588,373	49,803,547

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	18,569	8,734,778

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	257,100,000	6,047,848

Total Preferred Stocks (cost $53,313,784)			89,911,307

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 4.99% q ø (cost $5,979,149)	United States	5,979,149	5,979,149

Total Investments (cost $2,420,245,196) 98.2%			3,298,724,972
Other Assets and Liabilities 1.8%			61,089,698

Net Assets 100.0%			$ 3,359,814,670

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2007:

Japan	16.6%
France	16.5%
United Kingdom	16.1%
Germany	10.1%
Switzerland	7.7%
Netherlands	6.6%
Spain	4.0%
Italy	3.4%
Sweden	2.0%
Hong Kong	1.8%
Singapore	1.7%
Canada	1.3%
Ireland	1.3%
Norway	1.2%
Taiwan	1.1%
Australia	1.1%
Brazil	1.1%
Bermuda	0.9%
Argentina	0.8%
Greece	0.8%
Finland	0.8%
South Korea	0.7%
Belgium	0.7%
Israel	0.7%
Russia	0.3%
Thailand	0.3%
Mexico	0.2%
Luxembourg	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2007:

Financials	24.4%
Consumer Staples	12.2%
Consumer Discretionary	12.0%
Industrials	11.7%
Information Technology	8.1%
Telecommunication Services	8.0%
Materials	7.8%
Health Care	6.5%
Energy	5.3%
Utilities	4.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $2,414,266,047)	$ 3,292,745,823
Investments in affiliated money market fund, at value (cost $5,979,149)	5,979,149

Total investments	3,298,724,972
Foreign currency, at value (cost $11,456,727)	11,500,756
Receivable for securities sold	84,684,819
Receivable for Fund shares sold	3,715,330
Dividends receivable	14,766,707
Receivable for closed forward foreign currency exchange contracts	16,735,339
Prepaid expenses and other assets	21,235

Total assets	3,430,149,158

Liabilities
Payable for securities purchased	51,310,957
Payable for Fund shares redeemed	3,331,307
Payable for closed forward foreign currency exchange contracts	14,654,894
Advisory fee payable	35,926
Due to other related parties	9,195
Accrued expenses and other liabilities	992,209

Total liabilities	70,334,488

Net assets	$ 3,359,814,670

Net assets represented by
Paid-in capital	$ 2,255,542,286
Undistributed net investment income	24,001,318
Accumulated net realized gains on investments	201,473,365
Net unrealized gains on investments	878,797,701

Total net assets	$ 3,359,814,670

Net assets consists of
Class A	$ 704,595,012
Class B	72,702,051
Class C	110,613,421
Class I	2,465,022,907
Class R	6,881,279

Total net assets	$ 3,359,814,670

Shares outstanding (unlimited number of shares authorized)
Class A	62,357,334
Class B	6,628,078
Class C	10,090,531
Class I	216,123,954
Class R	617,357

Net asset value per share
Class A	$ 11.30
Class A — Offering price (based on sales charge of 5.75%)	$ 11.99
Class B	$ 10.97
Class C	$ 10.96
Class I	$ 11.41
Class R	$ 11.15

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,749,525)	$ 36,266,839
Income from affiliate	832,591

Total investment income	37,099,430

Expenses
Advisory fee	6,311,015
Distribution Plan expenses
Class A	982,996
Class B	352,651
Class C	523,270
Class R	14,953
Administrative services fee	1,593,563
Transfer agent fees	1,000,371
Trustees’ fees and expenses	35,704
Printing and postage expenses	79,802
Custodian and accounting fees	2,114,703
Registration and filing fees	67,731
Professional fees	53,222
Interest expense	5,433
Other	58,896

Total expenses	13,194,310
Less: Expense reductions	(41,655)
Expense reimbursements	(27,372)

Net expenses	13,125,283

Net investment income	23,974,147

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	235,768,962
Foreign currency related transactions	2,463,258

Net realized gains on investments	238,232,220
Net change in unrealized gains or losses on investments	170,933,757

Net realized and unrealized gains or losses on investments	409,165,977

Net increase in net assets resulting from operations	$ 433,140,124

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment income	$ 23,974,147		$ 72,093,465
Net realized gains on investments		238,232,220		316,736,830
Net change in unrealized gains or
losses on investments		170,933,757		224,088,846

Net increase in net assets resulting
from operations		433,140,124		612,919,141

Distributions to shareholders from
Net investment income
Class A		(18,670,022)		(12,205,448)
Class B		(1,563,093)		(1,047,577)
Class C		(2,374,897)		(1,415,391)
Class I		(75,157,310)		(55,567,967)
Class R		(169,251)		(74,956)
Net realized gains
Class A		(55,646,332)		(20,561,606)
Class B		(6,294,980)		(2,535,693)
Class C		(9,216,224)		(3,312,929)
Class I		(209,982,825)		(86,093,616)
Class R		(513,255)		(123,844)

Total distributions to shareholders		(379,588,189)		(182,939,027)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	9,213,745	99,851,279	20,251,712	210,467,794
Class B	856,735	9,002,344	2,125,474	21,410,921
Class C	909,527	9,525,661	2,628,147	26,583,665
Class I	15,851,048	172,538,552	33,052,437	346,817,677
Class R	266,220	2,881,191	360,716	3,675,024

		293,799,027		608,955,081

Net asset value of shares issued
in reinvestment of distributions
Class A	6,233,190	66,116,457	3,012,476	29,119,859
Class B	587,290	6,036,254	279,669	2,629,257
Class C	877,563	9,019,468	398,220	3,746,545
Class I	14,470,935	155,035,984	7,431,464	72,459,813
Class R	26,405	276,460	9,184	87,998

		236,484,623		108,043,472

Automatic conversion of Class B
shares to Class A shares
Class A	286,898	3,097,544	396,907	4,103,947
Class B	(295,404)	(3,097,544)	(407,864)	(4,103,947)

		0		0

Payment for shares redeemed
Class A	(8,566,959)	(92,903,334)	(17,731,095)	(184,561,244)
Class B	(955,443)	(10,144,281)	(1,621,538)	(16,454,509)
Class C	(881,280)	(9,253,779)	(1,692,896)	(17,132,111)
Class I	(27,651,204)	(302,732,228)	(33,027,412)	(349,126,962)
Class R	(101,097)	(1,077,109)	(148,582)	(1,507,000)

		(416,110,731)		(568,781,826)

Net increase in net assets resulting
from capital share transactions		114,172,919		148,216,727

Total increase in net assets		167,724,854		578,196,841
Net assets
Beginning of period		3,192,089,816		2,613,892,975

End of period	$ 3,359,814,670		$ 3,192,089,816

Undistributed net investment income	$ 24,001,318		$ 97,961,744

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Equity Fund (the “Fund”) is a diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA International Equity Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $27,372.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $26,131 from the sale of Class A shares and $56,824 and $4,816 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $759,158,417 and $1,047,999,073, respectively, for the six months ended April 30, 2007.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $2,427,358,328. The gross unrealized appreciation and depreciation on securities based on tax cost was $891,583,455 and $20,216,811, respectively, with a net unrealized appreciation of $871,366,644.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended April 30, 2007, the Fund had average borrowings outstanding of $93,196 (on an annualized basis) at an average rate of 5.83% and paid interest of $5,433.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC’s opinion, any such liability will not have a material effect on the Fund’s financial position or results of operations.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566676 rv4 06/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566676 rv4 06/2007

Evergreen Precious Metals Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Precious Metals Fund covering the six-month period ended April 30, 2007.

Equity markets throughout the world delivered positive returns over the six-month period. In the United States, the decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. The sustained growth in corporate profits lifted investor confidence. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Meanwhile, U.S. and foreign equity markets appeared to recover from a setback in February 2007 when a sell-off in China set off a wave of volatility felt in markets throughout the world, including in the United States. International bonds also generated positive results, even after enduring increasing volatility in interest rates late in the six-month period. Consistent with trends in the U.S. market, higher-yielding and more credit-sensitive sectors outperformed higher-quality fixed-income investments.

Solid returns from investments in international stocks came against a backdrop of dynamic growth throughout the world. Emerging markets continued their vigorous expansions, led by the rapidly increasing economies in China and India. At the same time, economic fundamentals and corporate profitability improved in European and other developed markets. While growth in the U.S. decelerated

1

LETTER TO SHAREHOLDERS continued

somewhat as the six-month period progressed, foreign economies continued to enjoy a vigorous expansion through the end of the period. Volatility in world currency markets tended to add to the returns realized by U.S.-based investors in securities denominated in foreign currencies.

In this environment, the managers of Evergreen’s global and international funds pursued strategies that focused on opportunities within specific markets and sectors. The manager of Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. At the same time, the managers of Evergreen Global Large Cap Equity Fund and Evergreen Global Opportunities Fund sought out opportunities in both domestic and foreign markets. Global Large Cap Equity emphasized larger corporations throughout the globe, while Global Opportunities concentrated on mid-cap and small-cap growth stocks. Meanwhile, the manager of Evergreen Emerging Markets Growth Fund focused exclusively on developing economies and the manager of Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities. The London-based management team of Evergreen International Bond Fund concentrated on country, sector and interest rate decisions, basing their strategies on an analysis of economic fundamentals, interest rate expectations and currency movements.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Bradshaw, CFA†

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on geographic locale, 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

6-month return with sales charge	2.62%	3.50%	7.49%	N/A

6-month return w/o sales charge	8.89%	8.50%	8.49%	9.05%

Average annual return*

1-year with sales charge	-4.88%	-4.55%	-0.73%	N/A

1-year w/o sales charge	0.93%	0.22%	0.22%	1.23%

5-year	26.60%	27.04%	27.23%	28.48%

10-year	12.67%	12.57%	12.56%	13.39%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

† Effective June 5, 2007, Mr. Bradshaw replaced S. Joseph Wickwire, II as portfolio manager of the Fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares versus a similar investment in the FTSE Gold Mines Index (FTSE Gold Mines), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The FTSE Gold Mines and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Investments in both foreign securities and gold and other precious metal investments or securities may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of April 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2006	4/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,088.87	$ 5.96
Class B	$ 1,000.00	$ 1,084.97	$ 9.62
Class C	$ 1,000.00	$ 1,084.92	$ 9.62
Class I	$ 1,000.00	$ 1,090.48	$ 4.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.09	$ 5.76
Class B	$ 1,000.00	$ 1,015.57	$ 9.30
Class C	$ 1,000.00	$ 1,015.57	$ 9.30
Class I	$ 1,000.00	$ 1,020.53	$ 4.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.86% for Class B, 1.86% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 56.05	$ 36.01	$ 33.54	$ 32.12	$ 17.32	$ 12.38

Income from investment operations
Net investment income (loss)	(0.07)[1]	(0.11)[1]	(0.18)	(0.26)[1]	(0.14)[1]	(0.04)[1]
Net realized and unrealized gains or losses on investments	5.11	20.47	2.65	2.60	15.12	5.13

Total from investment operations	5.04	20.36	2.47	2.34	14.98	5.09

Distributions to shareholders from
Net investment income	(0.42)	(0.32)	0	(0.92)	(0.18)	(0.15)
Net realized gains	(2.85)	0	0	0	0	0

Total distributions to shareholders	(3.27)	(0.32)	0	(0.92)	(0.18)	(0.15)

Net asset value, end of period	$ 57.82	$ 56.05	$ 36.01	$ 33.54	$ 32.12	$ 17.32

Total return[2]	8.89%	56.86%	7.36%	7.35%	87.03%	41.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$471,622	$413,685	$213,089	$203,168	$176,785	$87,373
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.15%[3]	1.14%	1.30%	1.30%	1.44%	1.61%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[3]	1.16%	1.30%	1.30%	1.44%	1.61%
Net investment income (loss)	(0.25%)[3]	(0.22%)	(0.55%)	(0.83%)	(0.62%)	(0.26%)
Portfolio turnover rate	10%	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 53.61	$ 34.48	$ 32.35	$ 31.00	$ 16.76	$ 12.05

Income from investment operations
Net investment income (loss)	(0.25)	(0.46)[1]	(0.39)[1]	(0.46)[1]	(0.28)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	4.87	19.66	2.52	2.50	14.60	4.99

Total from investment operations	4.62	19.20	2.13	2.04	14.32	4.84

Distributions to shareholders from
Net investment income	(0.06)	(0.07)	0	(0.69)	(0.08)	(0.13)
Net realized gains	(2.85)	0	0	0	0	0

Total distributions to shareholders	(2.91)	(0.07)	0	(0.69)	(0.08)	(0.13)

Net asset value, end of period	$ 55.32	$ 53.61	$ 34.48	$ 32.35	$ 31.00	$ 16.76

Total return[2]	8.50%	55.78%	6.58%	6.62%	85.65%	40.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,904	$73,208	$42,905	$45,718	$40,385	$24,389
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.86%[3]	1.84%	2.00%	2.00%	2.16%	2.35%
Expenses excluding waivers/reimbursements
and expense reductions	1.86%[3]	1.86%	2.00%	2.00%	2.16%	2.35%
Net investment income (loss)	(0.96%)[3]	(0.93%)	(1.25%)	(1.53%)	(1.32%)	(0.93%)
Portfolio turnover rate	10%	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 53.31	$ 34.30	$ 32.17	$ 30.93	$ 16.74	$ 12.04

Income from investment operations
Net investment income (loss)	(0.26)[1]	(0.45)[1]	(0.39)[1]	(0.46)[1]	(0.29)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	4.85	19.55	2.52	2.48	14.58	4.96

Total from investment operations	4.59	19.10	2.13	2.02	14.29	4.83

Distributions to shareholders from
Net investment income	(0.10)	(0.09)	0	(0.78)	(0.10)	(0.13)
Net realized gains	(2.85)	0	0	0	0	0

Total distributions to shareholders	(2.95)	(0.09)	0	(0.78)	(0.10)	(0.13)

Net asset value, end of period	$ 54.95	$ 53.31	$ 34.30	$ 32.17	$ 30.93	$ 16.74

Total return[2]	8.49%	55.79%	6.62%	6.56%	85.72%	40.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$245,036	$208,445	$103,878	$99,082	$71,188	$17,543
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.86%[3]	1.84%	2.00%	2.01%	2.15%	2.33%
Expenses excluding waivers/reimbursements
and expense reductions	1.86%[3]	1.86%	2.00%	2.01%	2.15%	2.33%
Net investment income (loss)	(0.96%)[3]	(0.92%)	(1.25%)	(1.53%)	(1.33%)	(0.73%)
Portfolio turnover rate	10%	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$55.78	$35.82	$33.26	$31.83	$17.16	$12.24

Income from investment operations
Net investment income (loss)	0.01[1]	0.04[1]	(0.08)	(0.16)[1]	(0.08)[1]	0.03[1]
Net realized and unrealized gains or losses on investments	5.08	20.33	2.64	2.57	14.97	5.05

Total from investment operations	5.09	20.37	2.56	2.41	14.89	5.08

Distributions to shareholders from
Net investment income	(0.55)	(0.41)	0	(0.98)	(0.22)	(0.16)
Net realized gains	(2.85)	0	0	0	0	0

Total distributions to shareholders	(3.40)	(0.41)	0	(0.98)	(0.22)	(0.16)

Net asset value, end of period	$57.47	$55.78	$35.82	$33.26	$31.83	$17.16

Total return	9.05%	57.30%	7.70%	7.64%	87.44%	42.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,478	$5,910	$2,817	$2,786	$1,595	$ 403
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[2]	0.84%	1.00%	1.01%	1.15%	1.34%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[2]	0.86%	1.00%	1.01%	1.15%	1.34%
Net investment income (loss)	0.04%[2]	0.09%	(0.25%)	(0.54%)	(0.35%)	0.19%
Portfolio turnover rate	10%	23%	34%	93%	129%	36%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.2%
MATERIALS 94.2%
Metals & Mining 94.2%
Agnico-Eagle Mines, Ltd.	Canada	955,777	$ 33,719,813
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	6,119,342
Alamos Gold, Inc.	Canada	879,100	5,289,907
Anatolia Minerals Development, Ltd.	Canada	482,300	2,414,872
Anglo Platinum, Ltd.	South Africa	56,271	9,092,356
AngloGold Ashanti, Ltd., ADR	South Africa	350,591	15,625,841
Aquarius Platinum, Ltd.	Bermuda	97,200	2,890,471
Aur Resources, Inc.	Canada	180,800	3,978,269
Aurelian Resources, Inc.	Canada	140,000	4,351,121
Aurizon Mines, Ltd.	Canada	757,500	2,596,869
Banro Corp.	Canada	109,000	1,080,707
Barrick Gold Corp.	Canada	1,604,598	45,105,250
Bolnisi Gold NL	Australia	978,800	2,506,387
Centerra Gold, Inc.	Canada	279,100	2,804,975
Companhia Vale do Rio Doce, ADR	Brazil	212,300	8,621,503
Compania de Minas Buenaventura SA, ADR	Peru	428,050	13,945,869
Crystallex International Corp. *	Canada	422,500	1,685,775
Eldorado Gold Corp. *	Canada	187,000	1,084,767
Eldorado Gold Corp. - Canadian Exchange *	Canada	4,486,700	26,026,867
Etruscan Resources, Inc. +	Canada	1,500,000	4,912,265
First Quantum Minerals, Ltd.	Canada	170,500	11,787,104
FNX Mining Co., Inc.	Canada	152,000	3,647,616
Gabriel Resources, Ltd. *	Canada	128,310	452,607
Gabriel Resources, Ltd. - Canadian Exchange *	Canada	492,200	1,736,210
Gammon Lakes Resources, Inc. *	Canada	549,500	8,898,484
Gammon Lakes Resources, Inc. *	Canada	47,000	759,050
Gammon Lakes Resources, Inc. - Canadian Exchange *	Canada	385,100	6,236,226
Gold Fields, Ltd.	South Africa	181,085	3,277,494
Gold Fields, Ltd., ADR	South Africa	2,078,867	37,357,240
Goldcorp, Inc.	Canada	940,522	22,892,305
Goldcorp, Inc., Class A	Canada	980,410	23,828,089
Golden Star Resources, Ltd. *	Canada	3,402,804	14,938,310
Golden Star Resources, Ltd. - Canadian Exchange *	Canada	180,844	792,911
Great Basin Gold, Ltd.	Canada	700,000	1,604,042
Harmony Gold Mining Co., Ltd., ADR *	South Africa	1,553,522	24,669,929
High River Gold Mines, Ltd. *	Canada	1,243,500	2,714,845
Hochschild Mining plc	United Kingdom	698,428	4,896,220
IAMGOLD Corp.	Canada	2,926,244	23,759,480
Impala Platinum Holdings, Ltd.	South Africa	663,480	21,428,126
International Minerals Corp.	Canada	303,700	1,548,022
Ivanhoe Mines, Ltd. *	Canada	370,400	4,594,704
Ivanhoe Mines, Ltd., ADR *	Canada	279,300	3,464,635
Kinross Gold Corp. - Canadian Exchange *	Canada	3,498,284	46,614,331
Lihir Gold, Ltd. *	Papua New Guinea	8,002,716	19,706,592
Lonmin plc	United Kingdom	292,968	19,167,500
Meridian Gold, Inc. *	Canada	1,078,462	27,231,165

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	$ 7,634,147
Minefinders Corp., Ltd. *	Canada	693,200	7,785,953
Miramar Mining Corp. *	Canada	293,200	1,257,828
Miramar Mining Corp. - Canadian Exchange *	Canada	2,088,800	8,988,746
Moto Goldmines, Ltd.	Canada	315,700	1,167,730
Newcrest Mining, Ltd.	Australia	2,479,825	47,510,168
Newmont Mining Corp.	United States	544,481	22,704,858
Northern Orion Resources, Inc. *	Canada	974,400	4,500,815
Northgate Minerals Corp. *	Canada	1,058,800	3,887,695
Orezone Resources, Inc. *	Canada	777,700	1,459,350
Pan American Silver Corp.	Canada	158,800	4,486,100
Polymetal, GDR 144A	Russia	578,700	3,952,521
Polyus Gold Mining Co., ADR *	Russia	54,920	2,498,860
Randgold Resources, Ltd., ADR *	Channel Islands	1,735,118	41,556,076
Red Back Mining, Inc.	Canada	1,089,500	5,464,947
Rio Tinto plc	United Kingdom	46,943	2,862,450
Rockwell Ventures, Inc. + (h)	Canada	3,750,000	2,029,862
Royal Gold, Inc.	United States	83,400	2,446,122
Semafo, Inc.	Canada	2,187,100	3,788,382
Silver Standard Resources, Inc	Canada	122,600	4,466,318
Silver Wheaton Corp., ADR	Canada	262,500	2,922,324
Sino Gold Mining, Ltd.	Australia	1,261,033	6,216,703
U.S. Gold Corp. *	United States	500,000	2,950,000
Yamana Gold, Inc. *	Canada	2,243,840	31,295,743

Total Common Stocks (cost $474,236,266)			755,690,161

PRIVATE PLACEMENT 1.8%
Evergreen Special Investments (Cayman) SPC * ø º
(cost $13,530,626)	Cayman Islands	11,650	14,641,570

WARRANTS 0.8%
MATERIALS 0.8%
Metals & Mining 0.8%
Goldcorp, Inc., Expiring 6/11/2009 *	Canada	23,000	271,400
Golden Star Resources, Ltd., Expiring 11/28/2008 * + (h)	Canada	432,000	619,676
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	127,205
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	85,621
Lihir Gold, Ltd., Expiring 5/11/2007 * + (h)	Papua New Guinea	2,667,572	1,508,389
Nautilus Minerals, Inc., Expiring 2/20/2009 * + (h)	Canada	225,650	84,379
Nautilus Minerals, Inc., Expiring 6/21/2007 * + (h)	Canada	451,300	1,869,917
Nevsun Resources, Ltd., Expiring 12/19/2008 * + (h)	Canada	100,000	493
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,365,646
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	36,086
U.S. Gold Corp., Expiring 2/11/2022 * +	United States	250,000	620,235

Total Warrants (cost $2,575,403)			6,589,047

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

		Principal
	Country	Amount	Value

YANKEE OBLIGATIONS-CORPORATE 2.9%
MATERIALS 2.9%
Metals & Mining 2.9%
Gold Bullion Securities, Ltd. * G (cost $19,412,890)	United Kingdom	$34,748,400	$ 23,152,890

	Country	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 4.99% q ø (cost $11,747,743)	United States	11,747,743	11,747,743

Total Investments (cost $521,502,928) 101.2%			811,821,411
Other Assets and Liabilities (1.2%)			(9,782,143)

Net Assets 100.0%			$ 802,039,268

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
º	Affiliated company
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
G	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of April 30, 2007:

Canada	55.5%
South Africa	13.9%
Australia	7.0%
United Kingdom	6.3%
Channel Islands	5.2%
United States	3.6%
Papua New Guinea	2.7%
Cayman Islands	1.8%
Peru	1.7%
Brazil	1.1%
Russia	0.8%
Bermuda	0.4%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2007:

Common Stocks	94.5%
Yankee Obligations-Corporate	2.9%
Private Placement	1.8%
Warrants	0.8%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $496,224,559)	$ 785,432,098
Investments in affiliates, at value (cost $25,278,369)	26,389,313

Total investments	811,821,411
Receivable for Fund shares sold	2,719,410
Dividends receivable	372,651
Prepaid expenses and other assets	48,076

Total assets	814,961,548

Liabilities
Payable for securities purchased	9,717,624
Payable for Fund shares redeemed	1,297,996
Due to custodian bank, foreign currency, at value (cost $1,657,547)	1,677,703
Advisory fee payable	10,196
Distribution Plan expenses payable	5,105
Due to other related parties	1,925
Accrued expenses and other liabilities	211,731

Total liabilities	12,922,280

Net assets	$ 802,039,268

Net assets represented by
Paid-in capital	$ 497,704,313
Overdistributed net investment loss	(2,044,266)
Accumulated net realized gains on investments	16,058,212
Net unrealized gains on investments	290,321,009

Total net assets	$ 802,039,268

Net assets consists of
Class A	$ 471,621,584
Class B	78,903,953
Class C	245,035,891
Class I	6,477,840

Total net assets	$ 802,039,268

Shares outstanding (unlimited number of shares authorized)
Class A	8,157,238
Class B	1,426,402
Class C	4,459,395
Class I	112,711

Net asset value per share
Class A	$ 57.82
Class A—Offering price (based on sales charge of 5.75%)	$ 61.35
Class B	$ 55.32
Class C	$ 54.95
Class I	$ 57.47

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $130,594)	$ 2,942,320
Income from affiliate	404,575

Total investment income	3,346,895

Expenses
Advisory fee	1,743,684
Distribution Plan expenses
Class A	673,626
Class B	380,561
Class C	1,141,588
Administrative services fee	378,130
Transfer agent fees	564,795
Trustees’ fees and expenses	8,878
Printing and postage expenses	39,985
Custodian and accounting fees	396,916
Registration and filing fees	59,157
Professional fees	53,753
Other	7,580

Total expenses	5,448,653
Less: Expense reductions	(47,697)
Expense reimbursements	(18,730)

Net expenses	5,382,226

Net investment loss	(2,035,331)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	32,820,059
Foreign currency related transactions	(9,315)

Net realized gains on investments	32,810,744
Net change in unrealized gains or losses on investments	31,129,577

Net realized and unrealized gains or losses on investments	63,940,321

Net increase in net assets resulting from operations	$ 61,904,990

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007		Year Ended
	(unaudited)		October 31, 2006

Operations
Net investment loss	$ (2,035,331)		$ (3,016,274)
Net realized gains on investments		32,810,744		40,612,889
Net change in unrealized gains or losses
on investments		31,129,577		173,642,836

Net increase in net assets resulting from
operations		61,904,990		211,239,451

Distributions to shareholders from
Net investment income
Class A		(3,272,434)		(1,930,879)
Class B		(87,557)		(95,915)
Class C		(433,979)		(285,079)
Class I		(60,517)		(34,384)
Net realized gains
Class A		(21,352,413)		0
Class B		(3,896,348)		0
Class C		(11,262,614)		0
Class I		(296,128)		0

Total distributions to shareholders		(40,661,990)		(2,346,257)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,286,444	73,487,130	3,747,101	195,622,413
Class B	161,079	8,933,412	610,060	30,104,610
Class C	743,176	40,682,611	1,862,738	93,037,228
Class I	12,647	720,629	55,439	2,894,499

		123,823,782		321,658,750

Net asset value of shares issued in
reinvestment of distributions
Class A	328,172	19,461,212	38,338	1,571,489
Class B	51,838	2,942,635	1,794	70,791
Class C	144,758	8,166,070	5,252	205,968
Class I	5,675	334,377	781	31,764

		30,904,294		1,880,012

Automatic conversion of Class B shares
to Class A shares
Class A	15,881	912,559	30,233	1,524,871
Class B	(16,596)	(912,559)	(31,516)	(1,524,871)

		0		0

Payment for shares redeemed
Class A	(853,471)	(48,699,724)	(2,352,737)	(121,321,415)
Class B	(135,504)	(7,399,729)	(459,072)	(22,698,714)
Class C	(338,487)	(18,408,861)	(986,595)	(48,343,406)
Class I	(11,552)	(672,092)	(28,919)	(1,508,415)

		(75,180,406)		(193,871,950)

Net increase in net assets resulting from
capital share transactions		79,547,670		129,666,812

Total increase in net assets		100,790,670		338,560,006
Net assets
Beginning of period		701,248,598		362,688,592

End of period	$ 802,039,268		$ 701,248,598

Undistributed (overdistributed) net
investment income (loss)	$ (2,044,266)		$ 3,845,552

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Precious Metals Fund (the “Fund”) is a non-diversified series of Evergreen International Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. Effective April 2, 2007, the Fund no longer charges shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $18,730.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2007, EIS received $103,778 from the sale of Class A shares and $70,546 and $37,689 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six months ended April 30, 2007, the Fund invested in a wholly-owned subsidiary. A summary of the transactions with the affiliate for the six months ended April 30, 2007 was as follows:

				Amount of
				Equity in
	Beginning	Shares	Shares	Net Profit	Value,
Affiliate	Shares	Purchased	Sold	and Loss	End of Period

Evergreen Special
Investments
(Cayman) SPC	5,842	9,066	3,258	$1,110,944	$14,641,570

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $120,307,453 and $73,387,826, respectively, for the six months ended April 30, 2007.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $523,219,043. The gross unrealized appreciation and depreciation on securities based on tax cost was $292,003,790 and $3,401,422, respectively, with a net unrealized appreciation of $288,602,368.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended April 30, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended April 30, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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566677 rv4 06/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By:
________________________
Kasey Phillips
Principal Financial Officer

Date: June 29, 2007